MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CONSOLIDATED PORTFOLIO OF INVESTMENTS

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities - Non-Agency 4.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month Term SOFR + 1.392%
Floor 1.130%
10/17/2034	6.794%	400,000	398,792
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	341,363
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month Term SOFR + 1.962%
Floor 1.700%
01/21/2032	7.374%	250,000	247,469
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month Term SOFR + 1.862%
Floor 1.600%
05/26/2031	7.241%	600,000	595,588
Series 2021-24A Class B
3-month Term SOFR + 2.012%
Floor 1.750%
01/20/2035	7.427%	350,000	346,049
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962%
Floor 1.700%
11/15/2030	7.341%	525,000	521,771
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.762%
Floor 1.500%
07/20/2029	7.177%	375,000	369,340
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862%
Floor 1.600%
10/20/2030	7.277%	500,000	495,278
Carvana Auto Receivables Trust(a),(c),(d),(e)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	450,000
Cedar Funding VII CLO Ltd.(a),(b)
Series 207 Class B
3-month Term SOFR + 1.662%
Floor 1.400%
01/21/2031	7.077%	500,000	494,588
CIFC Funding Ltd.(a),(b),(f)
Series 2023-2A Class B
3-month Term SOFR + 2.600%
Floor 2.600%
01/21/2037	6.000%	450,000	450,000

Asset-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conseco Finance Corp.(g)
Series 2096-9 Class M1
08/15/2027	7.630%	29,588	29,550
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864%
Floor 1.750%, Cap 15.000%
09/01/2033	7.207%	315,542	308,955
CoreVest American Finance Trust(a),(g),(h)
Series 2019-1 Class XA
03/15/2052	2.427%	5,248	10
Series 2019-3 Class XA
10/15/2052	2.187%	158,598	3,027
Series 2020-1 Class XA
03/15/2050	2.711%	542,303	26,506
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	233,603
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	130,000	122,867
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	181,925	172,130
Dryden CLO Ltd.(a),(b)
Series 2020-85A Class AR
3-month Term SOFR + 1.412%
Floor 1.150%
10/15/2035	6.806%	800,000	796,301
Golub Capital Partners CLO 54M LP(a),(b)
Series 2021-54A Class A
3-month Term SOFR + 1.792%
Floor 1.530%
08/05/2033	7.184%	450,000	445,436
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	649,931	572,513
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	202,519	201,187
JPMorgan Mortgage Acquisition Trust(b)
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384%
Floor 0.270%
06/25/2037	5.727%	325,000	304,231
LAD Auto Receivables Trust(a)
Subordinated Series 2023-2A Class D
02/15/2031	6.300%	550,000	537,924

2	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman XS Trust(b)
Series 2006-19 Class A3
1-month Term SOFR + 0.614%
Floor 0.250%
12/25/2036	5.957%	680,404	590,323
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	18,461	18,115
Navient Student Loan Trust(b)
Series 2014-1 Class A3
30-day Average SOFR + 0.624%
Floor 0.510%
06/25/2031	5.953%	289,693	279,592
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	350,000	347,249
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month Term SOFR + 1.962%
Floor 1.700%
07/20/2034	7.377%	300,000	295,999
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month Term SOFR + 1.300%
Floor 1.300%
02/24/2037	6.697%	475,000	472,621
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month Term SOFR + 2.012%
Floor 1.750%
01/20/2034	7.427%	250,000	246,479
Progress Residential Trust(a)
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%	910,000	728,397
Rad CLO Ltd.(a),(b)
Series 2023-22A Class D
3-month Term SOFR + 5.000%
Floor 5.000%
01/20/2037	7.000%	250,000	249,770
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.334%
Floor 0.220%, Cap 14.000%
01/25/2037	5.897%	1,219,485	1,120,481
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912%
Floor 1.650%
07/20/2034	7.327%	448,279	439,803
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	449,769

Asset-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414%
Floor 0.300%
05/25/2047	6.057%	562,395	380,379
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462%
Floor 1.200%
01/25/2083	6.796%	740,000	684,654
Series 2008-4 Class A4
90-day Average SOFR + 1.912%
Floor 1.650%
07/25/2026	7.246%	214,729	214,362
Series 2008-7 Class B
90-day Average SOFR + 2.112%
Floor 1.850%
07/26/2083	7.446%	500,000	459,517
Series 2012-1 Class A3
30-day Average SOFR + 1.064%
Floor 0.950%
09/25/2028	6.393%	325,721	312,660
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632%
Floor 0.370%
01/25/2040	5.966%	284,096	262,191
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914%
Floor 1.800%
09/25/2043	7.243%	550,000	503,560
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	553,125	537,967
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	307,050	272,715
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	614,833	531,521
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	214,986	190,265
Series 2020-3A Class A
09/20/2045	2.110%	256,260	225,693
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	163,900	144,070
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	380,000	376,955

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2017-SFR2 Class E
01/17/2036	4.216%	375,000	373,050
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	361,250

Total Asset-Backed Securities - Non-Agency (Cost $19,943,147)			19,533,885

Commercial Mortgage-Backed Securities - Agency 0.3%
Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(g),(h)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	53,438
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through
Certificates(g),(h)
CMO Series K057 Class X1
07/25/2026	1.296%	5,112,924	119,614
Series 2018-K732 Class X3
05/25/2046	2.247%	1,350,000	45,561
Series K039 Class X3 (FHLMC)
08/25/2042	2.166%	1,520,000	32,161
Series K043 Class X3
02/25/2043	1.689%	3,951,044	68,157
Series K051 Class X3
10/25/2043	1.668%	2,100,000	59,205
Series K060 Class X3
12/25/2044	1.963%	1,350,000	67,146
Series K0728 Class X3
11/25/2045	2.020%	1,975,000	32,285
Series KC07 Class X1
09/25/2026	0.838%	3,861,387	49,868
Series KL05 Class X1HG
12/25/2027	1.368%	2,400,000	102,086
Series KLU3 Class X1
01/25/2031	2.078%	1,583,291	153,300
Series KS06 Class X
08/25/2026	1.169%	2,594,445	45,381
Series Q004 Class XFL
05/25/2044	0.000%	1,375,736	44,282
Federal National Mortgage Association(g),(h)
Series 2016-M11B Class X2
07/25/2039	3.094%	434,865	6,506
Series 2016-M4 Class X2
01/25/2039	2.697%	316,761	4,322
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	118,361

Commercial Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates(g),(h)
Series K096 Class X3 (FHLMC)
07/25/2029	2.112%	3,390,000	309,202
Government National Mortgage Association(g),(h)
CMO Series 2014-103 Class IO
05/16/2055	0.192%	1,046,652	6,409
Series 2012-4 Class IO
05/16/2052	0.000%	1,715,921	17

Total Commercial Mortgage-Backed Securities - Agency (Cost $1,794,504)			1,317,301

Commercial Mortgage-Backed Securities — Non-Agency 2.8%
225 Liberty Street Trust(a),(g),(h)
Series 2016-225L Class X
02/10/2036	1.030%	5,000,000	79,515
AREIT Trust(a),(b)
Subordinated Series 2019-CRE3 Class AS 1-month Term SOFR + 1.414%
Floor 1.300%
09/14/2036	6.744%	396,757	392,461
BAMLL Commercial Mortgage Securities Trust(a),(g)
Series 2018-PARK Class A
08/10/2038	4.227%	95,000	85,265
BDS Ltd.(a),(b)
Series 2021-FL8 Class A
1-month Term SOFR + 1.034%
Floor 0.920%
01/18/2036	6.366%	281,293	279,160
BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month Term SOFR + 1.264%
Floor 1.150%
10/15/2035	6.587%	480,000	362,400
Series 2021-FPM Class A
1-month Term SOFR + 1.714%
Floor 1.600%
06/15/2038	7.037%	288,000	278,945
BOCA Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BOCA Class B
1-month Term SOFR + 2.319%
Floor 2.319%
05/15/2039	7.642%	100,000	98,444
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month Term SOFR + 1.034%
Floor 0.920%
10/15/2036	6.357%	456,355	455,214
Series 2021-CIP Class A
1-month Term SOFR + 1.035%
Floor 0.921%
12/15/2038	6.358%	115,000	111,825

4	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814%
Floor 0.700%
09/15/2036	6.137%	385,000	373,399
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514%
Floor 2.400%
09/15/2036	7.837%	245,000	229,905
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	192,775
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	147,436
BX Trust(a),(b)
Series 2022-GPA Class A
1-month Term SOFR + 2.165%
Floor 2.165%
08/15/2039	7.493%	495,000	495,464
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114%
Floor 2.000%
02/15/2036	7.437%	240,000	228,339
Subordinated Series 2022-GPA Class B
1-month Term SOFR + 2.664%
Floor 2.664%
08/15/2041	7.983%	120,000	120,112
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month Term SOFR + 1.184%
Floor 1.070%
12/15/2037	6.507%	330,000	327,732
Citigroup Commercial Mortgage Trust(g),(h)
Series 2016-P3 Class XA
04/15/2049	1.811%	8,716,264	213,092
Citigroup Commercial Mortgage Trust(a),(g)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	133,643
COMM Mortgage Trust(a),(g),(h)
Series 2020-CBM Class XCP
02/10/2037	0.722%	3,134,666	16,527
Series 2020-SBX Class X
01/10/2038	0.662%	11,501,000	116,584
Commercial Mortgage Pass-Through Certificates(g),(h)
Series 2012-CR3 Class XA
10/15/2045	1.022%	8,961	0
Commercial Mortgage Trust(g),(h)
Series 2012-CR4 Class XA
10/15/2045	1.289%	672,393	19
Series 2014-UBS2 Class XA
03/10/2047	1.118%	1,653,889	40

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class A
1-month Term SOFR + 1.027%
Floor 0.980%
05/15/2036	6.350%	214,466	213,983
CSAIL Commercial Mortgage Trust(g),(h)
Series 2015-C3 Class XA
08/15/2048	0.809%	8,701,003	67,360
CSMC Trust(a),(g),(h)
Series 2021-980M Class X
07/15/2031	1.109%	6,982,000	157,520
CSMC Trust(a),(g)
Subordinated Series 2021-B33 Class B
10/10/2043	3.766%	423,000	293,616
Del Amo Fashion Center Trust(a),(g)
Subordinated Series 2017-AMO Class C
06/05/2035	3.757%	420,000	334,712
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814%
Floor 1.700%
10/15/2043	7.137%	400,000	338,936
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	215,819	197,190
Fontainebleau Miami Beach Trust(a)
Subordinated Series 2019-FBLU Class B
12/10/2036	3.447%	435,810	418,805
Fontainebleau Miami Beach Trust(a),(g)
Subordinated Series 2019-FBLU Class E
12/10/2036	4.095%	310,000	295,456
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414%
Floor 2.300%
10/25/2029	7.735%	283,885	259,106
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	384,548
GS Mortgage Securities Trust(a),(g),(h)
Series 2020-UPTN Class XA
02/10/2037	0.446%	1,750,000	5,543
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	78,846	72,418
Hudson Yards Mortgage Trust(a),(g)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	58,207

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class B
1-month Term SOFR + 3.286%
Floor 3.286%
08/15/2037	8.609%	150,000	149,934
JPMBB Commercial Mortgage Securities Trust(g),(h)
Series 2014-C21 Class XA
08/15/2047	1.089%	735,855	1,668
Series 2014-C23 Class XA
09/15/2047	0.726%	2,332,483	6,741
Series 2014-C26 Class XA
01/15/2048	1.063%	4,701,531	24,359
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	324,182
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010%
Floor 5.010%
04/15/2037	10.333%	224,544	186,923
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295%
Floor 1.295%
05/15/2039	6.618%	385,000	376,583
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794%
Floor 1.794%
05/15/2039	7.117%	605,000	586,106
Morgan Stanley Bank of America Merrill Lynch Trust(g),(h)
Series 2015-C26 Class XA
10/15/2048	1.109%	8,899,203	83,711
Series 2016-C31 Class XA
11/15/2049	1.406%	2,065,500	56,845
Morgan Stanley Capital I Trust(a),(g)
Series 2018-MP Class A
07/11/2040	4.419%	315,000	256,440
Natixis Commercial Mortgage Securities Trust(a),(g),(h)
Series 2020-2PAC Class XA
12/15/2038	1.540%	937,398	9,894
Series 2020-2PAC Class XB
12/15/2038	1.102%	2,665,000	19,770
Natixis Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.460%	60,000	41,961
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%	100,000	96,544

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFAVE Commercial Mortgage Securities Trust(a),(g)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	301,717
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	24,918
Subordinated Series 2015-5AVE Class C
01/05/2043	4.534%	345,000	197,025
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700%
Floor 2.700%
01/15/2039	8.023%	350,000	327,167
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month Term SOFR + 1.514%
Floor 1.400%
07/15/2038	6.844%	398,000	384,138
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month Term SOFR + 1.914%
Floor 1.800%
06/18/2036	7.244%	299,000	271,434
Wells Fargo Commercial Mortgage Trust(a),(g)
Subordinated Series 2019-JDWR Class D
09/15/2031	3.437%	425,000	381,892
WF-RBS Commercial Mortgage Trust(g),(h)
Series 2014-C24 Class XA
11/15/2047	0.981%	2,328,944	9,330

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $13,117,592)			11,954,978

Common Stocks 0.0%

Issuer		Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(c),(d),(i)		362,000	1
Intelsat Jackson Holdings SA(c),(d),(i)		248,000	0
Intelsat Jackson Series A, CVR(c),(d),(i)		612	—
Intelsat Jackson Series B, CVR(c),(d),(i)		612	—

Total			1

Total Communication Services			1

6	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer		Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Intelsat Emergence SA(i)		5,865	154,689

Total Financials			154,689

Total Common Stocks (Cost $199,371)			154,690

Convertible Bonds 1.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
Air Canada
07/01/2025	4.000%	210,000	224,236
American Airlines Group, Inc.
07/01/2025	6.500%	490,000	517,930
Southwest Airlines Co.
05/01/2025	1.250%	390,000	382,008

Total			1,124,174

Cable and Satellite 0.2%
Liberty Broadband Corp.(a)
03/31/2053	3.125%	755,000	754,547
Liberty Media Corp.(a)
09/30/2053	2.375%	185,000	186,665

Total			941,212

Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(a)
12/01/2028	0.875%	311,000	321,566

Electric 0.2%
CenterPoint Energy, Inc.(a)
08/15/2026	4.250%	390,000	386,804
Emera, Inc.(j)
Junior Subordinated
06/14/2076	6.750%	485,000	469,522

Total			856,326

Leisure 0.1%
Carnival Corp.(a)
12/01/2027	5.750%	280,000	394,380

Lodging 0.0%
Marriott Vacations Worldwide Corp.(a)
12/15/2027	3.250%	185,000	152,625

Other Financial Institutions 0.0%
Sunac China Holdings Ltd.(a),(k)
09/30/2032	1.000%	21,739	2,151

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Other Utility 0.1%
American Water Capital Corp.(a)
06/15/2026	3.625%		365,000	363,540

Retailers 0.0%
Burlington Stores, Inc.(a)
12/15/2027	1.250%		235,000	246,337

Total Convertible Bonds (Cost $4,394,163)				4,402,311

Convertible Preferred Stocks 0.2%

Issuer		Shares		Value ($)
Utilities 0.2%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.926%		16,000	589,280

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	6.375%		5,900	399,312

Total Utilities				988,592

Total Convertible Preferred Stocks (Cost $1,286,042)				988,592

Corporate Bonds & Notes(l) 22.9%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	407,820
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	240,424

Total				648,244

Aerospace & Defense 0.6%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	97,427
Boeing Co. (The)
02/04/2024	1.433%		300,000	297,656
05/01/2030	5.150%		940,000	931,910
05/01/2050	5.805%		290,000	282,768
TransDigm, Inc.(a)
08/15/2028	6.750%		260,000	260,807
12/01/2031	7.125%		574,000	584,089

Total				2,454,657

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Airlines 0.6%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		174,250	156,061
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		358,333	352,797
04/20/2029	5.750%		280,000	268,022
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		87,471	76,256
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	101,643
01/15/2026	7.375%		80,000	81,919
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		1,214,000	1,165,680
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		321,475	284,692
Singapore Airlines Ltd.(a)
01/19/2029	3.375%		200,000	183,920

Total				2,670,990

Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2032	3.625%		8,000	6,863
04/15/2052	4.300%		210,000	156,421
Invitation Homes Operating Partnership LP
08/15/2033	5.500%		60,000	57,316
01/15/2034	2.700%		190,000	142,982

Total				363,582

Automotive 0.4%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	83,610
Ford Motor Co.
02/12/2032	3.250%		680,000	542,439
Ford Motor Credit Co. LLC
06/14/2024	2.748%	GBP	100,000	123,906
08/01/2026	4.542%		200,000	190,248
05/28/2027	4.950%		430,000	410,327
02/16/2028	2.900%		200,000	174,729

Total				1,525,259

Banking 3.1%
American Express Co.(j),(m)	3.550%		85,000	71,632
Bank of America Corp.(j),(m)	4.375%		80,000	69,169

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Bank of America Corp.(j)
10/01/2025	3.093%		345,000	336,317
02/04/2028	2.551%		110,000	100,221
06/14/2029	2.087%		50,000	42,965
10/24/2031	1.922%		765,000	598,468
04/22/2032	2.687%		900,000	731,655
Bank of Montreal(j)
11/26/2082	7.325%	CAD	300,000	214,723
Bank of Nova Scotia (The)(j)
10/27/2082	8.625%		215,000	216,458
Capital One Financial Corp.(j)
11/02/2027	1.878%		215,000	188,575
Citigroup, Inc.(j)
11/05/2030	2.976%		100,000	86,423
06/03/2031	2.572%		540,000	446,041
11/03/2032	2.520%		420,000	332,575
01/25/2033	3.057%		245,000	200,930
Comerica, Inc.(j),(m)	5.625%		95,000	86,454
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%		180,000	175,001
02/02/2027	1.305%		450,000	406,192
04/01/2031	4.194%		375,000	336,606
05/14/2032	3.091%		295,000	240,446
11/15/2033	9.016%		995,000	1,178,690
Goldman Sachs Group Inc (The)(j)
01/27/2032	1.992%		720,000	558,272
Goldman Sachs Group, Inc. (The)(a)
01/26/2028	0.250%	EUR	15,000	14,161
11/01/2028	2.000%	EUR	218,000	220,327
HSBC Holdings PLC(j)
05/24/2025	0.976%		40,000	38,971
05/24/2027	1.589%		125,000	112,611
08/17/2029	2.206%		215,000	182,589
05/24/2032	2.804%		215,000	172,507
03/09/2044	6.332%		260,000	264,112
JPMorgan Chase & Co.(j),(m)	3.650%		85,000	76,685
JPMorgan Chase & Co.(j)
02/16/2025	0.563%		250,000	246,939
04/22/2027	1.578%		285,000	259,462
06/01/2029	2.069%		105,000	91,020
02/04/2032	1.953%		460,000	361,360
04/22/2032	2.580%		450,000	367,912
Lloyds Banking Group PLC(j)
11/07/2028	3.574%		185,000	170,413
08/11/2033	4.976%		145,000	134,682
Morgan Stanley(j)
04/28/2032	1.928%		100,000	76,884
07/21/2032	2.239%		190,000	148,686

8	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Subordinated
09/16/2036	2.484%		445,000	335,925
PNC Financial Services Group, Inc. (The)(j)
10/28/2033	6.037%		65,000	65,138
01/24/2034	5.068%		310,000	290,547
10/20/2034	6.875%		255,000	271,017
Popular, Inc.
03/13/2028	7.250%		215,000	215,204
Santander UK Group Holdings PLC(j)
03/15/2025	1.089%		300,000	294,975
06/14/2027	1.673%		110,000	98,180
Toronto-Dominion Bank (The)
09/09/2025	2.667%	CAD	601,000	424,717
Toronto-Dominion Bank (The)(j)
10/31/2082	8.125%		430,000	433,774
US Bancorp(j),(m)	3.700%		185,000	140,631
Wells Fargo & Co.(j)
06/02/2028	2.393%		160,000	143,819
03/02/2033	3.350%		1,335,000	1,117,878
07/25/2033	4.897%		90,000	84,304

Total				13,473,243

Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%		175,000	133,665
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		195,000	175,055

Total				308,720

Building Materials 0.1%
Advanced Drainage Systems, Inc.(a)
06/15/2030	6.375%		70,000	68,790
Cemex SAB de CV(a)
07/11/2031	3.875%		505,000	426,967

Total				495,757

Cable and Satellite 1.1%
Cable One, Inc.(a)
11/15/2030	4.000%		260,000	202,899
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		50,000	40,644
02/01/2032	2.300%		20,000	15,301
05/01/2047	5.375%		65,000	52,529
04/01/2048	5.750%		320,000	269,886
07/01/2049	5.125%		690,000	534,683
04/01/2053	5.250%		430,000	343,228

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%		275,000	235,126
04/01/2028	7.500%		80,000	54,722
02/01/2029	6.500%		149,000	126,308
12/01/2030	4.625%		55,000	30,372
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%		150,000	134,832
Globo Comunicacao e Participacoes SA(a)
01/14/2032	5.500%		200,000	165,319
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%		88,000	81,589
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%		200,000	168,636
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%		375,000	270,245
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%		550,000	466,166
Tele Columbus AG(a)
05/02/2025	3.875%	EUR	100,000	70,752
Time Warner Cable LLC
09/01/2041	5.500%		415,000	343,903
Virgin Media Finance PLC(a)
07/15/2030	5.000%		400,000	334,463
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		510,000	479,262
08/15/2030	4.500%		200,000	171,536
VZ Secured Financing BV(a)
01/15/2032	5.000%		340,000	278,347

Total				4,870,748

Chemicals 0.2%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%		200,000	164,464
EverArc Escrow Sarl(a)
10/30/2029	5.000%		212,000	172,171
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%		455,000	361,523
11/15/2040	3.268%		5,000	3,368
12/01/2050	3.468%		25,000	15,783
International Flavors & Fragrances, Inc.
06/01/2047	4.375%		5,000	3,601
09/26/2048	5.000%		180,000	143,967
Unifrax Escrow Issuer Corp.(a)
09/30/2029	7.500%		155,000	82,508

Total				947,385

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Construction Machinery 0.3%
OT Merger Corp.(a)
10/15/2029	7.875%		267,000	151,403
United Rentals North America, Inc.
01/15/2028	4.875%		205,000	197,089
07/15/2030	4.000%		365,000	325,979
02/15/2031	3.875%		345,000	300,261
United Rentals North America, Inc.(a)
12/15/2029	6.000%		300,000	299,514

Total				1,274,246

Consumer Cyclical Services 0.1%
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	130,527
Uber Technologies, Inc.(a)
11/01/2026	8.000%		145,000	147,409
VT Topco, Inc.(a)
08/15/2030	8.500%		175,000	179,153
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%		145,000	136,492

Total				593,581

Consumer Products 0.2%
Central Garden & Pet Co.
10/15/2030	4.125%		111,000	95,219
Edgewell Personal Care Co.(a)
06/01/2028	5.500%		94,000	89,899
Energizer Holdings, Inc.(a)
12/31/2027	6.500%		150,000	145,710
03/31/2029	4.375%		40,000	34,472
Newell Brands, Inc.
04/01/2046	5.750%		207,000	165,705
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	172,622
Spectrum Brands, Inc.(a)
07/15/2030	5.500%		85,000	79,315

Total				782,942

Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	96,239

Electric 0.9%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	31,127
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		305,000	259,741

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Black Hills Corp.
05/15/2034	6.150%		260,000	259,625
DPL, Inc.
07/01/2025	4.125%		370,000	357,126
Duke Energy Progress LLC
03/15/2033	5.250%		215,000	213,899
12/01/2044	4.150%		225,000	178,365
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	63,267
FirstEnergy Corp.(j)
07/15/2027	4.150%		300,000	285,575
FirstEnergy Corp.
11/15/2031	7.375%		580,000	672,448
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	202,587
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%		330,000	328,314
Niagara Mohawk Power Corp.(a)
09/16/2052	5.783%		220,000	209,409
NSTAR Electric Co.
05/15/2027	3.200%		520,000	490,340
Southern Co. (The)
07/01/2026	3.250%		184,000	174,942
Southwestern Electric Power Co.
11/01/2051	3.250%		85,000	53,275

Total				3,780,040

Environmental 0.1%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		287,000	270,770

Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		250,000	220,503
01/30/2032	3.300%		344,000	285,316
Air Lease Corp.
03/01/2025	3.250%		160,000	154,445
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%		45,000	44,259
02/15/2025	2.875%		195,000	186,395
11/18/2027	2.528%		399,000	345,340
GGAM Finance Ltd.(a)
02/15/2027	8.000%		255,000	257,226
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%		63,000	62,826

Total				1,556,310

10	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.1%
Becle SAB de CV(a)
10/14/2031	2.500%	205,000	158,368
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	555,000	536,062
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)
06/01/2026	8.500%	145,000	30,987
JBS SA/Food Co./Finance, Inc.
12/01/2031	3.750%	400,000	331,022
01/15/2032	3.625%	440,000	360,310
04/01/2033	5.750%	170,000	160,762
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	278,000	280,261
Kraft Heinz Foods Co.
01/26/2039	6.875%	135,000	147,786
06/01/2046	4.375%	620,000	505,682
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	120,000	132,852
MARB BondCo PLC(a)
01/29/2031	3.950%	200,000	154,409
NBM US Holdings, Inc.(a)
05/14/2026	7.000%	200,000	198,274
Pilgrim’s Pride Corp.
04/15/2031	4.250%	150,000	129,905
05/15/2034	6.875%	200,000	204,555
Post Holdings, Inc.(a)
01/15/2028	5.625%	515,000	501,069
12/15/2029	5.500%	225,000	211,614
09/15/2031	4.500%	65,000	56,593
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	212,000	175,960
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	355,000	303,986

Total			4,580,457

Gaming 0.5%
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	191,000	179,446
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	195,000	190,916
06/01/2028	5.750%	80,000	78,937
01/15/2029	5.300%	130,000	124,257
01/15/2030	4.000%	20,000	17,554
01/15/2031	4.000%	105,000	89,768
MGM Resorts International
10/15/2028	4.750%	20,000	18,505
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	185,000	154,031

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%		159,000	113,065
VICI Properties LP
02/15/2030	4.950%		29,000	26,965
05/15/2032	5.125%		777,000	715,127
VICI Properties LP/Note Co., Inc.(a)
09/01/2026	4.500%		30,000	28,556
02/15/2027	3.750%		5,000	4,629
01/15/2028	4.500%		49,000	45,464
02/15/2029	3.875%		100,000	88,813
12/01/2029	4.625%		185,000	168,085
08/15/2030	4.125%		300,000	261,891

Total				2,306,009

Health Care 1.4%
180 Medical, Inc.(a)
10/15/2029	3.875%		201,000	175,861
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	459,747
Cano Health LLC(a)
10/01/2028	6.250%		55,000	3,846
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%		302,000	252,612
Dentsply Sirona, Inc.
06/01/2030	3.250%		165,000	141,469
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	515,000	494,832
Embecta Corp.(a)
02/15/2030	5.000%		270,000	226,859
Encompass Health Corp.
04/01/2031	4.625%		165,000	144,943
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	250,248
HCA, Inc.
09/15/2025	7.580%		125,000	128,201
12/01/2027	7.050%		115,000	119,605
09/01/2028	5.625%		100,000	100,176
06/15/2029	4.125%		575,000	533,156
09/01/2030	3.500%		1,324,000	1,164,630
06/01/2033	5.500%		205,000	201,457
06/15/2047	5.500%		84,000	75,518
06/15/2049	5.250%		230,000	199,767
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		174,000	133,138
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	315,975
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	141,409

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		187,000	176,426
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	172,023
Thermo Fisher Scientific, Inc.
01/23/2026	1.400%	EUR	125,000	129,894
03/01/2028	0.500%	EUR	315,000	303,529

Total				6,045,321

Healthcare Insurance 0.5%
Centene Corp.
12/15/2027	4.250%		115,000	108,505
07/15/2028	2.450%		447,000	387,346
12/15/2029	4.625%		55,000	51,087
02/15/2030	3.375%		650,000	561,663
10/15/2030	3.000%		585,000	486,769
03/01/2031	2.500%		445,000	355,268

Total				1,950,638

Healthcare REIT 0.1%
Healthcare Realty Holdings LP
01/15/2028	3.625%		63,000	56,974
03/15/2030	2.400%		40,000	31,542
03/15/2031	2.050%		56,000	41,535
Healthcare Trust of America Holdings LP
02/15/2030	3.100%		35,000	29,735
03/15/2031	2.000%		160,000	123,763
Physicians Realty LP
11/01/2031	2.625%		95,000	75,080

Total				358,629

Home Construction 0.0%
China Aoyuan Group, Ltd.(a),(n)
02/08/2024	0.000%		200,000	3,418

Independent Energy 1.2%
Aker BP ASA(a)
01/15/2030	3.750%		430,000	382,147
Civitas Resources, Inc.(a)
07/01/2031	8.750%		395,000	409,322
Continental Resources, Inc.(a)
01/15/2031	5.750%		481,000	466,887
04/01/2032	2.875%		713,000	558,685
Encana Corp.
08/15/2034	6.500%		360,000	366,315
02/01/2038	6.500%		130,000	127,998
EQT Corp.
10/01/2027	3.900%		69,000	65,140
EQT Corp.(a)
05/15/2031	3.625%		580,000	503,156

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%		440,000	434,985
Occidental Petroleum Corp.
04/15/2026	3.400%		55,000	52,167
08/15/2026	3.200%		100,000	93,431
09/01/2030	6.625%		580,000	599,896
01/01/2031	6.125%		285,000	288,162
05/01/2031	7.500%		195,000	211,885
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	194,504
Southwestern Energy Co.(j)
01/23/2025	5.700%		4,000	3,988
Var Energi ASA(a)
01/15/2028	7.500%		200,000	207,460

Total				4,966,128

Integrated Energy 0.2%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	115,000	79,967
06/15/2037	5.250%		25,000	22,764
11/15/2039	6.750%		728,000	753,613
06/15/2047	5.400%		105,000	93,808

Total				950,152

Leisure 0.2%
Carnival Corp.(a)
03/01/2027	5.750%		335,000	318,091
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		89,000	83,658
Royal Caribbean Cruises Ltd.(a)
08/15/2027	11.625%		63,000	68,422
04/01/2028	5.500%		495,000	473,039

Total				943,210

Life Insurance 0.1%
Athene Global Funding(a)
03/08/2027	3.205%		95,000	85,844
08/19/2028	1.985%		395,000	330,351

Total				416,195

Lodging 0.4%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%		351,000	330,178
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		323,000	271,314
Hyatt Hotels Corp.(j)
04/23/2030	5.750%		451,000	453,387

12	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(a)
07/31/2026	6.625%	150,000	149,902
12/01/2029	4.500%	380,000	327,176

Total			1,531,957

Media and Entertainment 0.6%
Netflix, Inc.
02/15/2025	5.875%	285,000	286,357
News Corp.(a)
05/15/2029	3.875%	590,000	524,979
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	140,000	96,153
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	30,000	25,275
Warnermedia Holdings, Inc.
03/15/2042	5.050%	305,000	251,935
03/15/2052	5.141%	813,000	649,744
WMG Acquisition Corp(a)
02/15/2031	3.000%	655,000	541,359

Total			2,375,802

Metals and Mining 0.6%
ATI, Inc.
08/15/2030	7.250%	92,000	92,980
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,045,000	1,017,146
CSN Islands XI Corp.(a)
01/28/2028	6.750%	415,000	392,854
Freeport-McMoRan, Inc.
08/01/2030	4.625%	265,000	246,219
11/14/2034	5.400%	135,000	127,843
03/15/2043	5.450%	815,000	731,118

Total			2,608,160

Midstream 1.1%
Cheniere Energy Partners LP
03/01/2031	4.000%	735,000	647,365
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	65,000	65,655
Enbridge, Inc.
11/15/2029	3.125%	395,000	350,947
Enbridge, Inc.(j)
01/15/2084	8.500%	295,000	295,774
Energy Transfer LP(j),(m)	6.625%	336,000	272,296
Energy Transfer LP
12/01/2033	6.550%	20,000	20,944

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Energy Transfer Partners LP
03/15/2045	5.150%		310,000	268,810
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%		185,000	176,764
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%		169,888	143,843
Global Partners LP/Finance Corp.
01/15/2029	6.875%		150,000	139,619
Kinder Morgan, Inc.
12/01/2034	5.300%		145,000	137,228
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%		100,000	92,256
05/15/2030	4.800%		100,000	89,499
04/15/2040	6.875%		100,000	91,159
Sunoco LP/Finance Corp.
05/15/2029	4.500%		225,000	205,476
04/30/2030	4.500%		47,000	42,287
TMS Issuer Sarl(a)
08/23/2032	5.780%		300,000	304,263
TransCanada PipeLines Ltd.
04/15/2030	4.100%		635,000	585,042
03/01/2034	4.625%		5,000	4,529
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%		80,000	70,641
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		139,000	121,250
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		206,000	180,926
Venture Global LNG, Inc.(a)
02/01/2029	9.500%		170,000	175,574
Western Midstream Operating LP(j)
02/01/2030	4.050%		445,000	403,703

Total				4,885,850

Natural Gas 0.1%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	97,479
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		170,000	167,060

Total				264,539

Office REIT 0.1%
Boston Properties LP
10/01/2026	2.750%		38,000	34,434

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Pacific Properties LP
11/01/2027	3.950%	225,000	176,954
02/15/2028	5.950%	15,000	12,699
04/01/2029	4.650%	50,000	37,637
01/15/2030	3.250%	70,000	46,593

Total			308,317

Other Financial Institutions 0.1%
Greystar Real Estate Partners LLC(a)
09/01/2030	7.750%	87,000	88,502
Icahn Enterprises LP/Finance Corp.
09/15/2024	4.750%	50,000	49,049
05/15/2027	5.250%	200,000	181,076
02/01/2029	4.375%	35,000	28,856
Sunac China Holdings Ltd.(a),(k)
09/30/2025	6.000%	17,586	2,793
09/30/2026	6.250%	17,586	2,520
09/30/2027	6.500%	35,173	4,336
09/30/2028	6.750%	52,759	5,541
09/30/2029	7.000%	52,759	5,002
09/30/2030	7.250%	24,786	2,220

Total			369,895

Other Industry 0.3%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	103,000	97,157
AECOM
03/15/2027	5.125%	540,000	525,407
Duke University
10/01/2046	3.299%	228,000	163,142
Massachusetts Institute of Technology
07/01/2050	2.989%	370,000	253,412
Pike Corp.(a),(f)
01/31/2031	8.625%	85,000	85,925
President and Fellows of Harvard College
10/15/2050	2.517%	505,000	315,297

Total			1,440,340

Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	155,000	118,694
Extra Space Storage LP
06/01/2031	2.550%	35,000	27,952
10/15/2031	2.400%	30,000	23,629
03/15/2032	2.350%	170,000	131,826
Host Hotels & Resorts LP
12/15/2029	3.375%	315,000	270,291
09/15/2030	3.500%	115,000	98,232

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Lexington Realty Trust
09/15/2030	2.700%		135,000	107,979

Total				778,603

Packaging 0.7%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%		220,000	189,421
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		206,000	151,462
08/15/2027	5.250%		20,000	14,646
Ball Corp.
03/15/2026	4.875%		86,000	84,405
03/15/2028	6.875%		365,000	373,303
08/15/2030	2.875%		945,000	782,502
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	49,503
07/15/2027	5.625%		125,000	122,242
Berry Global, Inc.(a)
04/15/2028	5.500%		360,000	354,747
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		94,000	90,419
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	355,065
04/15/2029	5.000%		100,000	93,930
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		140,000	134,670

Total				2,796,315

Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	89,542
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	88,282

Total				177,824

Pharmaceuticals 0.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%		180,000	173,714
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	100,722
Amgen, Inc.
03/02/2063	5.750%		43,000	42,129
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	96,387
12/15/2028	4.375%		289,000	267,989
06/25/2038	4.625%		520,000	428,675
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		285,000	251,979

14	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Kevlar SpA(a)
09/01/2029	6.500%		296,000	262,263

Total				1,623,858

Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		120,000	105,384
08/01/2029	6.000%		80,000	69,197
Aon Corp.
05/15/2030	2.800%		230,000	198,272
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	217,578
Berkshire Hathaway, Inc.(e)
03/12/2025	0.000%	EUR	445,000	462,686
Brown & Brown, Inc.
03/17/2052	4.950%		100,000	83,140
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	188,596
Farmers Exchange Capital III(a),(j)
Subordinated
10/15/2054	5.454%		300,000	247,151
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552%
12/15/2024	7.961%		450,000	449,309

Total				2,021,313

Refining 0.0%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		212,576	161,146

Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		325,000	299,210
02/15/2029	3.500%		670,000	596,762
10/15/2030	4.000%		870,000	750,699
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		315,000	265,803
Raising Cane’s Restaurants LLC(a)
05/01/2029	9.375%		85,000	89,284
Yum! Brands, Inc.(a)
01/15/2030	4.750%		645,000	600,387
Yum! Brands, Inc.
03/15/2031	3.625%		780,000	669,370
01/31/2032	4.625%		300,000	269,378

Total				3,540,893

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Retailers 0.1%
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%		88,000	88,708
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		366,000	207,677
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		200,000	182,232

Total				478,617

Stranded Utility 0.1%
Brazos Securitization LLC(a)
09/01/2031	5.014%		183,698	180,365
09/01/2050	5.413%		200,000	191,115
United Electric Securitization LLC(a)
06/01/2031	5.109%		100,000	98,529

Total				470,009

Supranational 1.0%
Asian Development Bank
10/14/2026	3.000%	AUD	135,000	85,386
Asian Infrastructure Investment Bank (The)(a)
12/15/2025	0.200%	GBP	245,000	281,003
European Financial Stability Facility(a),(e)
10/15/2025	0.000%	EUR	315,000	323,926
European Investment Bank(a)
01/20/2032	0.250%	EUR	470,000	412,747
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	330,000	210,451
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	87,594
03/01/2029	4.600%	CAD	230,000	174,313
International Bank for Reconstruction & Development
01/16/2025	1.900%	CAD	470,000	335,560
03/16/2026	1.250%	NOK	1,410,000	122,519
06/22/2026	5.000%	NZD	740,000	452,652
01/19/2027	1.800%	CAD	150,000	103,084
09/18/2030	4.250%	CAD	180,000	134,242
08/08/2034	1.200%	EUR	850,000	767,158
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	77,587
International Finance Corp.
09/10/2025	0.375%	NZD	592,000	333,857
Nordic Investment Bank
04/10/2024	1.875%	NOK	3,100,000	283,672
08/23/2027	3.000%	NOK	1,480,000	132,846

Total				4,318,597

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Technology 0.8%
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	32,974
CommScope, Inc.(a)
09/01/2029	4.750%		230,000	144,943
Dell International LLC/EMC Corp.
07/15/2046	8.350%		275,000	339,041
Everi Holdings, Inc.(a)
07/15/2029	5.000%		195,000	171,114
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	370,000	372,539
12/03/2028	1.000%	EUR	100,000	95,246
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	99,728
Gartner, Inc.(a)
10/01/2030	3.750%		140,000	122,284
MSCI, Inc.(a)
09/01/2030	3.625%		745,000	649,369
02/15/2031	3.875%		275,000	240,153
11/01/2031	3.625%		345,000	293,578
08/15/2033	3.250%		90,000	71,925
NCR Corp.(a)
10/01/2030	5.250%		195,000	171,875
Open Text Corp.(a)
12/01/2027	6.900%		70,000	71,967
Oracle Corp.
04/01/2027	2.800%		100,000	92,795
11/15/2037	3.800%		55,000	44,777
11/15/2047	4.000%		255,000	192,523
03/25/2051	3.950%		200,000	147,857
Tencent Holdings Ltd.(a)
04/22/2041	3.680%		200,000	147,702

Total				3,502,390

Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%		200,000	146,446
03/16/2052	5.650%		140,000	120,390
Reynolds American, Inc.
08/15/2045	5.850%		660,000	582,399

Total				849,235

Transportation Services 0.0%
Hertz Corp (The)(a)
12/01/2029	5.000%		224,000	172,073

Corporate Bonds & Notes(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Wireless 0.9%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	103,596
01/15/2028	0.500%	EUR	100,000	94,708
06/15/2030	2.100%		175,000	141,357
04/15/2031	2.700%		300,000	247,048
Cellnex Telecom SA(a)
06/26/2029	1.875%	EUR	100,000	96,395
SBA Communications Corp.
02/15/2027	3.875%		890,000	837,785
02/01/2029	3.125%		380,000	330,845
Sprint Corp.
02/15/2025	7.625%		180,000	182,969
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		112,500	110,856
T-Mobile US, Inc.
04/15/2026	2.625%		304,000	285,803
04/15/2027	3.750%		20,000	19,077
02/01/2028	4.750%		118,000	115,476
02/15/2029	2.625%		90,000	79,258
04/15/2029	3.375%		250,000	226,771
02/15/2031	2.875%		125,000	105,933
04/15/2031	3.500%		360,000	316,857
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	305,000	284,316
01/31/2031	4.250%		430,000	361,253

Total				3,940,303

Wirelines 0.2%
AT&T, Inc.
03/25/2024	0.900%		77,000	75,844
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	182,056
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%		90,000	89,064
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		118,000	90,327
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	179,499
Frontier Communications Holdings LLC(a)
05/01/2029	6.750%		118,000	100,124
03/15/2031	8.625%		86,000	84,768

Total				801,682

Total Corporate Bonds & Notes
(Cost $104,177,384)				98,050,588

16	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(l),(o) 9.0%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Australia 0.6%
Australia Government Bond(a)
11/21/2028	2.750%	AUD	300,000	185,997
12/21/2030	1.000%	AUD	295,000	155,824
New South Wales Treasury Corp.(a)
03/20/2025	1.250%	AUD	330,000	209,418
02/20/2032	1.500%	AUD	790,000	400,687
New South Wales Treasury Corp.
03/08/2033	2.000%	AUD	705,000	360,041
Queensland Treasury Corp.(a)
08/20/2027	2.750%	AUD	502,000	313,830
07/20/2034	1.750%	AUD	215,000	102,876
07/21/2036	5.250%	AUD	375,000	247,150
South Australian Government Financing Authority(a)
05/24/2038	4.750%	AUD	305,000	185,294
Treasury Corp. of Victoria
11/20/2034	2.250%	AUD	215,000	105,887
Western Australian Treasury Corp.
10/22/2030	1.500%	AUD	590,000	317,530

Total				2,584,534

Austria 0.2%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	380,000	368,472
02/20/2033	2.900%	EUR	485,000	523,046

Total				891,518

Brazil 0.2%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	3,115,000	656,382
Brazilian Government International Bond
06/12/2030	3.875%		200,000	178,545

Total				834,927

Canada 0.8%
Canadian Government Bond
09/01/2024	1.500%	CAD	295,000	212,368
03/01/2025	1.250%	CAD	1,080,000	765,258
12/01/2030	0.500%	CAD	190,000	113,625
06/01/2033	2.750%	CAD	560,000	385,632
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	99,270
Province of Alberta(a)
04/18/2025	0.625%	EUR	290,000	303,653
Province of British Columbia
07/06/2033	4.200%		205,000	195,651
Province of Ontario
12/02/2030	1.350%	CAD	1,109,000	682,224
06/02/2045	3.450%	CAD	380,000	243,485

Foreign Government Obligations(l),(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	132,339
04/07/2025	0.200%	EUR	105,000	109,391
Province of Quebec
09/08/2033	4.500%		221,000	215,752

Total				3,458,648

Chile 0.1%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	186,337
Colombia 0.3%
Colombia Government International Bond
03/15/2029	4.500%		200,000	179,653
04/15/2031	3.125%		580,000	447,896
04/22/2032	3.250%		215,000	161,909
Ecopetrol SA
06/26/2026	5.375%		50,000	48,348
04/29/2030	6.875%		250,000	236,499
11/02/2031	4.625%		105,000	84,360
05/28/2045	5.875%		55,000	38,687

Total				1,197,352

Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%		200,000	176,841

Finland 0.2%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	445,000	483,768
Kuntarahoitus Oyj(b)
3-month NIBOR + 1.250%		NOK
01/10/2025	6.000%		2,000,000	187,346

Total				671,114

Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe(a),(e)
02/15/2031	0.000%	EUR	310,000	286,077
05/15/2035	0.000%	EUR	120,000	97,978
Bundesrepublik Deutschland Bundesanleihe(a)
07/04/2042	3.250%	EUR	130,000	152,321
Kreditanstalt fuer Wiederaufbau(a)
02/17/2027	2.875%	NOK	620,000	55,558

Total				591,934

Greece 0.0%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	126,000	132,779

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(l),(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		200,000	186,105

Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	154,078

India 0.4%
Export-Import Bank of India(a)
02/01/2028	3.875%		200,000	188,173
India Government Bond
06/15/2025	5.220%	INR	30,950,000	360,429
04/08/2026	7.270%	INR	3,500,000	41,971
06/20/2027	7.380%	INR	30,330,000	364,988
04/10/2028	7.060%	INR	13,230,000	157,473
10/07/2029	6.450%	INR	11,000,000	126,597
07/12/2031	6.100%	INR	7,990,000	88,995
02/06/2033	7.260%	INR	8,560,000	102,200
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	173,864

Total				1,604,690

Indonesia 1.4%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		200,000	194,530
Indonesia Government International Bond(a)
07/18/2024	2.150%	EUR	200,000	214,843
Indonesia Government International Bond
10/15/2030	3.850%		200,000	185,896
03/12/2033	1.100%	EUR	100,000	82,089
03/12/2051	3.050%		200,000	138,335
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	16,118,000,000	1,040,240
09/15/2026	8.375%	IDR	2,322,000,000	156,516
04/15/2027	5.125%	IDR	1,504,000,000	92,770
05/15/2028	6.125%	IDR	773,000,000	48,834
08/15/2028	6.375%	IDR	11,991,000,000	765,216
03/15/2029	9.000%	IDR	2,298,000,000	162,935
05/15/2031	8.750%	IDR	4,550,000,000	327,186
04/15/2032	6.375%	IDR	7,840,000,000	497,309
05/15/2033	6.625%	IDR	2,025,000,000	129,718
06/15/2035	7.500%	IDR	1,095,000,000	74,489
05/15/2038	7.500%	IDR	4,489,000,000	309,878
Pertamina Persero PT(a)
07/30/2029	3.650%		200,000	183,565
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	263,677
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		485,000	476,494

Foreign Government Obligations(l),(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	173,681
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		485,000	465,183

Total				5,983,384

Ireland 0.1%
Ireland Government Bond(a)
05/15/2029	1.100%	EUR	235,000	235,246

Israel 0.0%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%		200,000	163,217

Italy 0.0%
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	182,832

Japan 0.2%
Japan Government Five-Year Bond
06/20/2025	0.100%	JPY	91,650,000	619,235
03/20/2027	0.005%	JPY	30,000,000	201,714

Total				820,949

Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	202,391

Malaysia 0.5%
Malaysia Government Bond
03/14/2025	3.882%	MYR	970,000	209,554
07/15/2026	3.906%	MYR	965,000	209,287
11/30/2026	3.900%	MYR	405,000	87,860
11/16/2027	3.899%	MYR	1,300,000	281,814
06/15/2028	3.733%	MYR	1,280,000	275,574
04/15/2030	4.498%	MYR	1,505,000	335,110
04/15/2033	3.844%	MYR	1,488,000	317,650
07/05/2034	3.828%	MYR	1,015,000	215,320

Total				1,932,169

Mauritius 0.1%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	195,030
Greenko Wind Projects Mauritius Ltd.(a)
04/06/2025	5.500%		405,000	391,365

Total				586,395

Mexico 0.6%
Mexican Bonos
03/06/2025	5.000%	MXN	7,249,000	392,008
05/26/2033	7.500%	MXN	16,590,000	842,956

18	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(l),(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Mexico Government International Bond
05/24/2031	2.659%		475,000	388,201
05/29/2031	7.750%	MXN	13,270,000	697,887
02/12/2034	3.500%		200,000	163,031
Petroleos Mexicanos
02/12/2048	6.350%		19,000	11,222

Total				2,495,305

Netherlands 0.1%
BNG Bank NV(a)
07/17/2028	3.300%	AUD	630,000	388,907
Greenko Dutch BV(a)
03/29/2026	3.850%		185,000	168,940

Total				557,847

New Zealand 0.6%
New Zealand Government Bond
05/15/2024	0.500%	NZD	1,025,000	617,179
04/15/2025	2.750%	NZD	165,000	98,311
05/15/2026	0.500%	NZD	620,000	342,483
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	1,340,000	733,092
New Zealand Local Government Funding Agency Bond
08/01/2028	4.700%	AUD	295,000	193,531
04/14/2033	3.500%	NZD	565,000	297,289
New Zealand Local Government Funding Agency Bond(a)
05/15/2031	2.250%	NZD	380,000	189,097
05/15/2035	3.000%	NZD	350,000	165,567

Total				2,636,549

Norway 0.4%
Kommunalbanken AS
07/15/2024	5.250%	AUD	184,000	121,927
07/16/2025	4.250%	AUD	280,000	183,476
Norway Government Bond(a)
03/13/2025	1.750%	NOK	5,255,000	471,689
02/17/2027	1.750%	NOK	1,455,000	126,408
09/17/2031	1.250%	NOK	4,300,000	335,839
05/18/2032	2.125%	NOK	4,615,000	382,234

Total				1,621,573

Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%		200,000	164,495

Paraguay 0.1%
Paraguay Government International Bond(a)
04/28/2031	4.950%		200,000	188,739

Foreign Government Obligations(l),(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.0%
Peruvian Government International Bond
01/23/2031	2.783%		150,000	126,583

Philippines 0.6%
Philippine Government Bond
08/12/2025	2.625%	PHP	33,665,000	576,297
09/09/2025	3.625%	PHP	9,490,000	164,187
08/22/2028	6.125%	PHP	14,640,000	264,376
09/15/2032	6.750%	PHP	20,280,000	379,752
09/30/2035	8.000%	PHP	4,700,000	97,533
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	524,252
05/05/2030	2.457%		300,000	257,635
01/14/2036	6.250%	PHP	10,000,000	169,040

Total				2,433,072

Poland 0.0%
Republic of Poland Government International Bond
10/04/2033	4.875%		155,000	150,351

Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		280,000	249,629
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	381,411
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	198,290

Total				829,330

Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	162,567

Saudi Arabia 0.1%
Gaci First Investment Co.(a)
10/13/2032	5.250%		200,000	200,074

Singapore 0.1%
Singapore Government Bond
09/01/2033	3.375%	SGD	495,000	382,807

South Africa 0.0%
Republic of South Africa Government International Bond
06/22/2030	5.875%		200,000	185,453

South Korea 0.6%
Korea Treasury Bond
03/10/2027	2.375%	KRW	1,604,270,000	1,202,273
06/10/2027	2.125%	KRW	316,190,000	235,468
09/10/2027	3.125%	KRW	232,900,000	178,582
12/10/2029	1.375%	KRW	161,100,000	110,269

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(l),(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
12/10/2032	4.250%	KRW	258,380,000	212,522
06/10/2033	3.250%	KRW	679,000,000	515,674

Total				2,454,788

United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	154,266
Finance Department Government of Sharjah(a)
11/23/2032	6.500%		200,000	202,296

Total				356,562

United Kingdom 0.2%
United Kingdom Gilt(a)
01/31/2024	0.125%	GBP	85,000	106,433
01/31/2025	0.250%	GBP	135,492	162,408
12/07/2027	4.250%	GBP	280,000	355,197

Total				624,038

Total Foreign Government Obligations
(Cost $39,909,459)				38,347,573

Municipal Bonds 0.9%

Issue Description	Coupon Rate	Principal Amount ($)		Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%		85,000	65,344

Higher Education 0.3%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2017
07/01/2042	5.000%		5,000	5,064
Florida State Board of Governors University of North Florida
Revenue Bonds
Series 2023A (BAM)
11/01/2053	5.000%		12,000	12,536
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Kansas City University of Medicine and Biosciences
Series 2017
06/01/2047	5.000%		5,000	5,086
Massachusetts Development Finance Agency
Revenue Bonds
Worcester Polytechnic Institute
Series 2019
09/01/2049	5.000%		35,000	36,472

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board
Refunding Revenue Bonds
Belmont University
Series 2021
05/01/2046	4.000%	10,000	9,632
North Carolina Agricultural & Technical State University(f)
Revenue Bonds
Board of Governors of the University of North Carolina (The)
Series 2023
10/01/2052	5.000%	35,000	37,273
University of Nebraska Facilities Corp.
Refunding Revenue Bonds
Taxable
Series 2019A
10/01/2049	3.037%	90,000	64,172
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	755,000	461,807
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2020
09/01/2050	2.256%	560,000	324,135
University of Washington
Refunding Revenue Bonds
Taxable
Series 2021B
04/01/2042	2.618%	230,000	157,450

Total			1,113,627

Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	15,000	14,774
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	5.000%	10,000	10,206
Isle of Wight County Economic Development Authority(f)
Revenue Bonds
Riverside Health System
Series 2023 (AGM)
07/01/2048	5.250%	10,000	10,650
07/01/2053	4.750%	25,000	25,031
07/01/2053	5.250%	15,000	15,814

Total			76,475

20	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.0%
South Carolina Public Service Authority
Revenue Bonds
Taxable - Santee Cooper
Series 2009
01/01/2030	5.740%	65,000	65,958

Local Appropriation 0.1%
Louisiana Local Government Environmental Facilities & Community Development
Authority
Series 2023
12/01/2039	5.198%	210,000	207,323

Local General Obligation 0.0%
City of Alexandria(f)
Unlimited General Obligation Bonds
Series 2013
12/15/2053	4.000%	25,000	24,367
City of Decatur
Unlimited General Obligation Bonds
Green Bonds
Series 2022 (BAM)
03/01/2040	4.000%	5,000	4,889
City of Norfolk
Unlimited General Obligation Bonds
Taxable
Series 2021
10/01/2031	1.804%	105,000	83,222
Washington Suburban Sanitary Commission
Unlimited General Obligation Bonds
Public Improvement
Series 2018
06/01/2039	4.000%	10,000	10,096

Total			122,574

Municipal Power 0.1%
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2010 (BAM)
02/01/2041	5.718%	60,000	60,756
Texas Natural Gas Securitization Finance
Series 2023
04/01/2041	5.169%	460,000	452,734

Total			513,490

Pool / Bond Bank 0.0%
Oklahoma Water Resources Board
Revenue Bonds
Series 2023A
10/01/2053	4.375%	45,000	44,989

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Water Development Board
Revenue Bonds
State Water Implementation
Series 2017
10/15/2047	4.000%	20,000	19,170

Total			64,159

Prepaid Gas 0.0%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2035	5.000%	45,000	47,622

Recreation 0.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Los Angeles County Museum of Natural History
Series 2020
07/01/2050	4.000%	15,000	14,332

Retirement Communities 0.0%
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2042	5.000%	25,000	24,255

Sales Tax 0.0%
Massachusetts School Building Authority
Refunding Revenue Bonds
Taxable
Series 2020C
05/15/2043	2.950%	75,000	51,736

Special Non Property Tax 0.1%
State Board of Administration Finance Corp.
Revenue Bonds
Taxable
Series 2020A
07/01/2030	2.154%	312,000	257,164

State Appropriated 0.0%
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien
Series 2020A
07/01/2040	4.000%	35,000	35,516

State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Taxable - Consolidated Loan
Series 2019H
09/01/2049	2.900%	375,000	253,805

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Texas
Unlimited General Obligation Bonds
Taxable
Series 2023
10/01/2043	5.235%	250,000	244,281
State of Wisconsin
Unlimited General Obligation Bonds
Series 2021A
05/01/2040	4.000%	5,000	5,025

Total			503,111

Student Loan 0.1%
Massachusetts Educational Financing Authority
Revenue Bonds
Taxable
Series 2023A
07/01/2044	5.950%	235,000	230,677

Water & Sewer 0.1%
Broward County Water & Sewer Utility
Revenue Bonds
Series 2022A
10/01/2047	4.000%	20,000	19,919
City of Los Angeles Wastewater System
Revenue Bonds
Sustainable Bonds
Subordinated Series 2018A
06/01/2048	5.000%	20,000	20,948
Massachusetts Water Resources Authority
Revenue Bonds
Taxable
Series 2019E
08/01/2039	3.124%	225,000	176,161

Total			217,028

Total Municipal Bonds
(Cost $3,730,916)			3,610,391

Residential Mortgage-Backed Securities - Agency 9.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(p)
04/01/2052-
05/01/2052	2.000%	1,483,631	1,153,133
05/01/2052	2.500%	1,390,471	1,127,622
05/01/2052-
09/01/2052	3.000%	2,016,373	1,701,226
10/01/2052	4.000%	472,360	428,973
08/01/2053	5.000%	1,588,068	1,528,446

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2052	4.500%	322,740	302,396
08/01/2052-
06/01/2053	5.000%	1,463,147	1,413,503
11/01/2052-
11/01/2053	5.500%	5,287,847	5,222,330
Federal National Mortgage Association(p)
12/01/2051-
04/01/2052	2.000%	1,479,684	1,150,132
08/01/2052	3.000%	2,054,815	1,733,388
08/01/2052	4.000%	317,407	288,246
05/01/2053	2.500%	1,616,902	1,311,497
08/01/2053	4.500%	1,502,444	1,407,297
Federal National Mortgage Association
09/01/2052-
11/01/2052	4.500%	824,279	776,359
10/01/2052-
09/01/2053	5.500%	2,674,703	2,638,353
11/01/2052-
08/01/2053	5.000%	1,277,109	1,231,531
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR +
1.214%
Floor 1.100%, Cap 5.000%
10/25/2042	5.000%	220,922	207,711
Government National Mortgage Association(h)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	550,233	115,555
CMO Series 2018-63 Class IO
09/20/2047	4.000%	736,584	117,110
Government National Mortgage Association TBA(f)
12/20/2053	4.500%	950,000	898,375
12/20/2053	5.000%	2,125,000	2,064,045
12/20/2053	5.500%	1,325,000	1,315,248
Uniform Mortgage-Backed Security TBA(f)
12/13/2053	2.000%	1,700,000	1,320,023
12/13/2053	2.500%	1,600,000	1,295,250
12/13/2053	3.000%	1,725,000	1,453,740
12/13/2053	4.000%	1,925,000	1,747,501
12/13/2053	4.500%	2,800,000	2,621,593
12/13/2053	5.000%	2,025,000	1,948,581
12/13/2053	5.500%	200,000	197,061

Total Residential Mortgage-Backed Securities - Agency
(Cost $38,367,742)			38,716,225

Residential Mortgage-Backed Securities - Non-Agency 11.3%
ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364%
Floor 1.250%
06/25/2037	6.707%	617,007	419,149

22	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month Term SOFR + 0.754%
Floor 0.320%, Cap 11.000%
11/25/2035	6.097%	66,833	65,563
Alternative Loan Trust(g)
CMO Series 2005-43 Class 1A
10/25/2035	3.990%	162,708	137,366
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774%
Floor 0.660%, Cap 11.000%
11/20/2035	6.107%	713,837	606,271
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554%
Floor 0.440%, Cap 10.000%
09/25/2047	5.897%	436,854	384,281
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428%
Floor 2.000%
06/25/2045	7.799%	70,900	69,949
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	53,435	48,733
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month Term SOFR + 0.789%
Floor 0.450%, Cap 11.000%
04/20/2035	6.121%	80,935	79,983
Banc of America Funding Trust(a),(g)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	5.699%	472,227	462,924
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294%
Floor 0.180%, Cap 10.500%
10/25/2036	5.619%	265,417	216,609
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534%
Floor 0.210%, Cap 10.500%
12/25/2036	5.877%	375,835	344,968
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414%
Floor 0.150%, Cap 10.500%
04/25/2037	5.757%	286,361	243,490
BRAVO Residential Funding Trust(a),(g)
CMO Series 2021-A Class A1
10/25/2059	1.991%	717,275	689,766

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374%
Floor 0.260%, Cap 14.500%
02/25/2037	5.977%	674,084	602,975
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month Term SOFR + 0.834%
Floor 0.480%
01/25/2035	6.177%	170,863	168,989
CMO Series 2005-D Class M4
1-month Term SOFR + 1.029%
Floor 0.610%
10/25/2035	6.372%	89,576	89,503
CIM Trust(a),(g)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	774,476	632,392
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	388,519	336,497
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	605,887	548,543
Citigroup Mortgage Loan Trust, Inc.(g)
CMO Series 2006-AR2 Class 1A1
03/25/2036	4.533%	226,835	172,719
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month Term SOFR + 0.564%
Floor 0.450%
10/25/2036	5.907%	203,847	201,636
COLT Mortgage Loan Trust(a),(g)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	168,137	160,435
CMO Series 2023-1 Class A1
04/25/2068	6.048%	441,609	438,406
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR +
1.000%
12/25/2041	6.328%	36,721	36,544
CMO Series 2022-R03 Class 1M1
30-day Average SOFR +
2.100%
03/25/2042	7.428%	19,964	20,179
CMO Series 2022-R03 Class 1M2
30-day Average SOFR +
3.500%
03/25/2042	8.828%	500,000	519,363
CMO Series 2022-R04 Class 1M1
30-day Average SOFR +
2.000%
03/25/2042	7.328%	35,608	35,843

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-R05 Class 2M2
30-day Average SOFR +
3.000%
04/25/2042	8.328%	645,000	652,803
CMO Series 2022-R06 Class 1M1
30-day Average SOFR +
2.750%
05/25/2042	8.078%	70,684	72,403
CMO Series 2022-R09 Class 2M1
30-day Average SOFR +
2.500%
09/25/2042	7.828%	147,119	149,057
CMO Series 2023-R01 Class 1M1
30-day Average SOFR +
2.400%
12/25/2042	7.728%	112,927	114,655
CMO Series 2023-R03 Class 2M2
30-day Average SOFR +
3.900%
04/25/2043	9.228%	285,000	298,982
CMO Series 2023-R06 Class 1M2
30-day Average SOFR +
2.700%
07/25/2043	8.028%	120,000	121,596
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014%
Floor 0.900%
10/25/2047	3.565%	130,784	114,786
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914%
Floor 0.800%
10/25/2047	3.565%	259,983	228,175
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	14,101	13,502
CSMC Trust(a),(g)
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	599,554	589,559
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,245,291	1,179,381
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689%
Floor 1.575%
12/25/2034	7.032%	827,036	749,427
CMO Series 2005-17 Class MV1
1-month Term SOFR + 0.574%
Floor 0.460%
05/25/2036	5.917%	148,887	146,331

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	139,500	134,867
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR +
6.200%
11/25/2041	11.528%	80,000	81,851
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF4 Class A3
1-month Term SOFR + 0.394%
Floor 0.560%
03/25/2036	5.737%	73,492	72,668
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614%
Floor 0.250%
06/25/2036	5.957%	1,200,000	1,014,760
First Horizon Mortgage Pass-Through Trust(g)
CMO Series 2005-AR4 Class 2A1
10/25/2035	4.946%	118,911	109,140
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894%
Floor 0.390%, Cap 14.000%
02/25/2036	6.237%	244,436	233,356
Flagstar Mortgage Trust(a),(g)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%	1,134,729	961,580
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA6 Class M2
30-day Average SOFR +
1.500%
10/25/2041	6.828%	810,000	801,398
CMO Series 2022-DNA1 Class M2
30-day Average SOFR +
2.500%
01/25/2042	7.828%	550,000	547,989
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR +
2.000%
04/25/2042	7.328%	129,868	131,232
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR +
2.200%
05/25/2042	7.528%	290,438	294,053
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR +
3.350%
05/25/2042	8.678%	285,000	295,420

24	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR +
2.500%
03/25/2052	7.828%	120,500	122,137
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR +
3.500%
03/25/2042	8.828%	280,000	289,713
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR +
3.550%
08/25/2042	8.878%	130,000	134,033
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR +
2.150%
09/25/2042	7.478%	151,774	153,246
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729%
Floor 0.410%
11/25/2035	6.072%	680,000	577,538
GCAT Trust(a),(g)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	497,556
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	88,937	87,352
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774%
Floor 0.660%
10/25/2035	6.117%	218,927	211,899
GMACM Mortgage Loan Trust(g)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.357%	411,186	310,596
GS Mortgage-Backed Securities Corp. Trust(a),(g)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	642,369	486,544
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.835%	800,000	608,605
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774%
Floor 0.330%
12/25/2035	6.117%	739,519	712,280
CMO Series 2006-HE7 Class A2D
1-month Term SOFR + 0.574%
Floor 0.230%
10/25/2046	5.917%	62,778	62,035

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254%
Floor 0.140%
01/25/2037	5.737%	754,785	431,043
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314%
Floor 0.200%, Cap 10.500%
08/19/2037	5.846%	443,047	374,832
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month Term SOFR + 0.814%
Floor 0.350%
03/25/2036	6.157%	61,483	60,387
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894%
Floor 0.390%
11/25/2035	6.237%	482,464	431,487
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374%
Floor 0.260%
12/25/2036	5.717%	1,172,693	459,976
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month Term SOFR + 0.814%
Floor 0.700%, Cap 11.000%
10/25/2034	6.157%	166,534	164,405
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654%
Floor 0.270%, Cap 11.500%
02/25/2037	5.997%	500,083	442,207
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554%
Floor 0.220%
04/25/2046	5.897%	658,677	527,368
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534%
Floor 0.420%
04/25/2046	5.877%	607,197	486,151
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574%
Floor 0.230%, Cap 11.500%
03/25/2036	5.917%	234,951	211,664
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794%
Floor 0.340%, Cap 11.500%
04/25/2047	6.137%	151,162	142,727

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699%
Floor 0.585%
05/25/2035	6.042%	196,578	191,623
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394%
Floor 0.280%
03/25/2047	6.017%	1,103,000	987,511
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	574,185	571,690
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	519,921	252,216
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454%
Floor 0.170%
10/25/2036	5.797%	676,020	600,409
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010%
Floor 1.010%
02/25/2036	7.032%	439,007	369,243
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814%
Floor 1.700%
09/25/2047	7.157%	498,567	423,252
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434%
Floor 0.160%
11/25/2036	5.777%	1,813,663	539,956
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414%
Floor 0.300%
05/25/2036	5.757%	973,860	503,300
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104%
Floor 0.660%
06/25/2035	6.447%	672,400	665,035
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2019-GS1 Class B2
07/25/2059	0.000%	800,000	521,665
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894%
Floor 0.780%
01/25/2035	6.237%	225,432	218,679

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204%
Floor 0.090%
01/25/2037	5.547%	1,193,349	509,880
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374%
Floor 0.260%
05/25/2037	5.977%	643,177	454,079
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.364%
Floor 0.750%
09/25/2035	6.707%	500,000	483,609
NMLT Trust(a),(g)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	734,742	587,804
OBX Trust(a),(g)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	593,700	438,901
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284%
Floor 0.170%
05/25/2037	5.797%	849,675	437,197
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344%
Floor 0.230%
05/25/2037	5.917%	1,546,913	797,065
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254%
Floor 0.140%
02/25/2037	5.737%	911,887	568,335
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2022-4 Class A2
08/25/2027	5.000%	615,000	545,903
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	720,000	678,783
PRKCM Trust(a),(g)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	1,073,360	865,880
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494%
Floor 0.190%
07/25/2036	5.837%	299,802	274,687
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494%
Floor 0.190%
07/25/2037	5.837%	289,806	262,290

26	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434%
Floor 0.160%
01/25/2037	5.777%	580,762	485,735
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414%
Floor 0.150%
02/25/2047	5.757%	900,124	763,703
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609%
Floor 0.330%, Cap 14.000%
05/25/2036	5.952%	455,022	442,142
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	547,454	400,966
SG Residential Mortgage Trust(a),(g)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	877,082	678,681
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394%
Floor 0.140%
07/25/2036	5.737%	263,122	245,877
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554%
Floor 0.220%
05/25/2037	5.897%	773,406	655,423
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914%
Floor 0.800%
07/25/2034	6.257%	323,383	315,319
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534%
Floor 0.210%, Cap 10.500%
08/25/2036	5.877%	693,998	544,310
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514%
Floor 0.200%, Cap 10.500%
10/25/2036	5.857%	280,788	234,874
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819%
Floor 0.470%, Cap 11.000%
02/25/2035	6.162%	756,186	708,895

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854%
Floor 0.370%, Cap 11.000%
09/25/2034	6.197%	310,357	278,388
Towd Point Mortgage Trust(a),(g)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	794,793
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	218,817
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.214%	760,000	677,388
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month Term SOFR + 0.714%
02/25/2057	6.057%	56,206	56,539
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614%
Floor 1.500%
10/25/2059	6.957%	650,000	635,911
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	150,724	131,016
CMO Series 2022-4 Class A2
04/25/2067	4.712%	159,529	148,625
CMO Series 2022-8 Class A3
09/25/2067	6.127%	90,006	88,487
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	288,115	279,237
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.344%
Floor 0.230%
01/25/2037	5.687%	1,088,639	489,706
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034%
Floor 0.460%, Cap 10.500%
07/25/2045	6.377%	331,169	299,515
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770%
Floor 0.770%
05/25/2047	5.782%	545,823	423,176
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940%
Floor 0.940%
04/25/2046	5.952%	206,023	156,288

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	823,748	726,927

Total Residential Mortgage-Backed Securities -Non-Agency
(Cost $51,478,615)			48,457,558

Rights 0.1%

Issuer		Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(c),(d),(i),(q)		37,853	87,368
Concert Pharmaceuticals, Inc., CVR(c),(d),(i),(q)		173,147	68,722

Total			156,090

Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(c),(d),(i),(q)		15,541	27,197

Pharmaceuticals 0.0%
Amryt Pharma PLC ADR, CVR(c),(d),(i),(q)		225,430	3,832
Amryt Pharma PLC ADR, CVR(c),(d),(i),(q)		225,430	5,749
Cincor Pharma, Inc.(c),(d),(i),(q)		44,405	146,217

Total			155,798

Total Health Care			339,085

Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(c),(d),(i),(q)		76,222	116,223

Total Materials			116,223

Total Rights
(Cost $389,969)			455,308

Senior Loans 0.2%

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(r)
Term Loan
3-month Term SOFR + 4.750%
Floor 0.750%
04/20/2028	10.389%	184,500	187,037
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(b),(r)
Term Loan
3-month Term SOFR + 5.250%
Floor 1.000%
06/21/2027	10.798%	271,875	279,928

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
04/21/2028	9.207%	465,764	465,233

Total			932,198

Restaurants 0.0%
KFC Holding Co./Yum! Brands(b),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750%
03/15/2028	7.196%	75	75

Total Senior Loans
(Cost $936,115)			932,273

Treasury Bills 1.9%

Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.9%
U.S. Treasury Bills
03/07/2024	5.320%	8,395,000	8,276,878

Total Treasury Bills
(Cost $8,275,058)			8,276,878

U.S. Treasury Obligations 3.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2025	5.000%	455,000	456,404
02/28/2026	0.500%	355,000	324,187
01/31/2027	1.500%	1,485,000	1,357,963
05/31/2027	2.625%	345,000	325,109
09/30/2028	4.625%	431,000	436,792
10/31/2028	4.875%	925,000	948,125
11/30/2028	4.375%	440,000	441,822
02/15/2032	1.875%	396,000	328,804
05/15/2032	2.875%	3,870,000	3,465,464
08/15/2032	2.750%	1,725,000	1,524,199
02/15/2033	3.500%	1,390,000	1,300,084
02/15/2042	2.375%	655,000	466,585
11/15/2042	2.750%	590,000	444,344
02/15/2049	3.000%	2,465,000	1,858,379
02/15/2050	2.000%	1,493,000	902,798
08/15/2052	3.000%	550,000	415,164
02/15/2053	3.625%	1,100,000	939,125

Total U.S. Treasury Obligations
(Cost $17,185,493)			15,935,348

28	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Money Market Funds 33.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(s),(t)	144,274,047	144,245,192

Total Money Market Funds (Cost $144,224,444)		144,245,192

Total Investments in Securities (Cost: $449,410,014)		435,379,091

Other Assets & Liabilities, Net		(6,777,183)

Net Assets		428,601,908

At November 30, 2023, securities and/or cash totaling $16,945,632 were pledged as collateral.

Investments in derivatives

Forward foreign currency exchange contracts

Currency to be sold		Currency to be purchased		Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,755,725	AUD	1,902,396	NZD	ANZ Securities	01/17/2024	9,914	—
724,908	AUD	484,384	USD	ANZ Securities	01/17/2024	4,697	—
4,264,746	AUD	2,749,917	USD	ANZ Securities	01/17/2024	—	(72,151)
538,750	EUR	573,784	USD	ANZ Securities	01/17/2024	—	(13,864)
81,158,553	JPY	551,250	USD	ANZ Securities	01/17/2024	—	(252)
2,285,084	NZD	2,134,194	AUD	ANZ Securities	01/17/2024	4,824	—
215,097	NZD	126,834	USD	ANZ Securities	01/17/2024	—	(5,647)
2,299,621	EUR	26,902,963	NOK	Barclays	01/17/2024	—	(18,528)
898,167	EUR	988,088	USD	Barclays	01/17/2024	8,401	—
842,247	EUR	904,159	USD	Barclays	01/17/2024	—	(14,532)
24,159,034	JPY	150,000	EUR	Barclays	01/17/2024	—	(555)
81,776,669	JPY	551,250	USD	Barclays	01/17/2024	—	(4,452)
9,798,499	MXN	553,125	USD	Barclays	01/17/2024	—	(6,838)
16,514,261	NOK	1,418,847	EUR	Barclays	01/17/2024	19,265	—
11,555,749	NOK	977,971	EUR	Barclays	01/17/2024	—	(2,726)
999,319	SGD	743,253	USD	Barclays	01/17/2024	—	(5,402)
407,559	USD	632,892	AUD	Barclays	01/17/2024	11,239	—
409,918	USD	567,408	CAD	Barclays	01/17/2024	8,540	—
2,070,785	USD	1,894,690	EUR	Barclays	01/17/2024	—	(4,131)
841,391	USD	14,813,694	MXN	Barclays	01/17/2024	5,180	—
28,915,939	JPY	198,559	USD	BMO Capital Markets Corp.	01/17/2024	2,065	—
468,506	CAD	348,374	USD	CIBC	01/17/2024	2,856	—
2,261,422	CAD	1,653,415	USD	CIBC	01/17/2024	—	(14,363)
987,266	SGD	740,813	USD	CIBC	01/17/2024	1,187	—
8,068,487	SGD	5,972,164	USD	CIBC	01/17/2024	—	(72,468)
1,212,685	USD	1,124,296	EUR	CIBC	01/17/2024	13,654	—
892,825	USD	817,190	EUR	CIBC	01/17/2024	—	(1,466)
2,536,630	USD	3,436,838	SGD	CIBC	01/17/2024	38,130	—
9,000	EUR	9,860	USD	Citi	01/12/2024	45	—
62,500	EUR	66,110	USD	Citi	01/12/2024	—	(2,048)
4,892	USD	4,600	EUR	Citi	01/12/2024	125	—
1,293,451	AUD	1,401,310	NZD	Citi	01/17/2024	7,184	—
948,632	CAD	705,487	USD	Citi	01/17/2024	5,880	—
3,009,417	CAD	2,198,868	USD	Citi	01/17/2024	—	(20,549)
557,500	EUR	6,543,588	NOK	Citi	01/17/2024	—	(2,505)
4,445,903	EUR	4,803,535	USD	Citi	01/17/2024	—	(45,883)
163,168,698	JPY	1,102,500	USD	Citi	01/17/2024	—	(6,290)
5,751,406	NOK	486,657	EUR	Citi	01/17/2024	—	(1,454)
5,653,766	NZD	3,362,286	USD	Citi	01/17/2024	—	(119,948)

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Forward foreign currency exchange contracts (continued)

Currency to be sold		Currency to be purchased		Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
492,222	SGD	370,406	USD	Citi	01/17/2024	1,651	—
1,360,674	USD	1,858,636	CAD	Citi	01/17/2024	10,053	—
443,465	USD	410,722	EUR	Citi	01/17/2024	4,535	—
581,928	USD	979,492	NZD	Citi	01/17/2024	21,355	—
731,137	USD	991,799	SGD	Citi	01/17/2024	11,884	—
735,747	USD	981,505	SGD	Citi	01/17/2024	—	(437)
110,000	CAD	11,849,750	JPY	Goldman Sachs	01/17/2024	—	(601)
929,239	CAD	683,529	USD	Goldman Sachs	01/17/2024	—	(1,776)
491,376	EUR	5,833,251	NOK	Goldman Sachs	01/17/2024	3,880	—
5,224,132	EUR	5,633,868	USD	Goldman Sachs	01/17/2024	—	(64,413)
110,000	GBP	182,059	CAD	Goldman Sachs	01/17/2024	—	(4,657)
86,932,268	JPY	593,197	USD	Goldman Sachs	01/17/2024	2,461	—
9,841,938	MXN	555,237	USD	Goldman Sachs	01/17/2024	—	(7,209)
4,845,164	NOK	428,849	EUR	Goldman Sachs	01/17/2024	19,362	—
7,581,670	NOK	640,338	EUR	Goldman Sachs	01/17/2024	—	(3,211)
1,150,013	USD	1,077,500	EUR	Goldman Sachs	01/17/2024	25,283	—
196,078	USD	29,020,004	JPY	Goldman Sachs	01/17/2024	1,123	—
553,125	USD	9,932,908	MXN	Goldman Sachs	01/17/2024	14,519	—
385,179	USD	652,995	NZD	Goldman Sachs	01/17/2024	17,010	—
735,747	USD	982,267	SGD	Goldman Sachs	01/17/2024	133	—
339,463	AUD	216,141	USD	HSBC	01/17/2024	—	(8,489)
1,727,373	CAD	1,285,852	USD	HSBC	01/17/2024	11,930	—
970,134	EUR	11,519,622	NOK	HSBC	01/17/2024	7,931	—
607,694	EUR	6,994,671	NOK	HSBC	01/17/2024	—	(15,507)
449,084	EUR	494,281	USD	HSBC	01/17/2024	4,438	—
1,075,400	GBP	1,343,215	USD	HSBC	01/17/2024	—	(14,958)
118,117,589	JPY	804,825	USD	HSBC	01/17/2024	2,174	—
899,987	NZD	840,743	AUD	HSBC	01/17/2024	2,022	—
1,506,155	SGD	1,118,404	USD	HSBC	01/17/2024	—	(9,955)
409,918	USD	567,270	CAD	HSBC	01/17/2024	8,439	—
222,095	USD	4,021,357	MXN	HSBC	01/17/2024	7,717	—
731,137	USD	989,380	SGD	HSBC	01/17/2024	10,072	—
397,330,390	COP	100,000	USD	JPMorgan	12/04/2023	1,060	—
1,041,559,875	INR	12,500,000	USD	JPMorgan	12/04/2023	10,337	—
100,000	USD	415,756,877	COP	JPMorgan	12/04/2023	3,529	—
12,499,976	USD	1,042,114,611	INR	JPMorgan	12/04/2023	—	(3,661)
16,200,000	AUD	14,354,216	CAD	JPMorgan	12/06/2023	—	(126,222)
5,675,310	AUD	3,375,000	EUR	JPMorgan	12/06/2023	—	(76,179)
7,233,030	AUD	3,750,000	GBP	JPMorgan	12/06/2023	—	(45,275)
200,000	AUD	19,520,940	JPY	JPMorgan	12/06/2023	—	(447)
6,278,234	AUD	6,749,148	NZD	JPMorgan	12/06/2023	7,538	—
5,300,000	AUD	3,376,635	USD	JPMorgan	12/06/2023	—	(125,584)
7,474,656	CAD	8,400,000	AUD	JPMorgan	12/06/2023	42,065	—
7,186,999	CAD	8,000,000	AUD	JPMorgan	12/06/2023	—	(10,258)
6,671,795	CAD	4,500,000	EUR	JPMorgan	12/06/2023	—	(18,211)
600,000	CAD	64,723,704	JPY	JPMorgan	12/06/2023	—	(5,480)
9,800,000	CAD	7,157,346	USD	JPMorgan	12/06/2023	—	(64,992)
137,652	CHF	125,000	GBP	JPMorgan	12/06/2023	580	—
17,841,100	CNH	2,500,000	USD	JPMorgan	12/06/2023	2,995	—
29,827,908	CNH	4,100,000	USD	JPMorgan	12/06/2023	—	(74,654)
7,125,000	EUR	6,878,689	CHF	JPMorgan	12/06/2023	100,670	—
900,000	EUR	783,131	GBP	JPMorgan	12/06/2023	8,939	—
400,000	EUR	151,473,864	HUF	JPMorgan	12/06/2023	—	(1,704)
500,000	EUR	2,208,382	PLN	JPMorgan	12/06/2023	7,626	—
1,500,000	EUR	17,039,742	SEK	JPMorgan	12/06/2023	—	(10,497)
250,000	EUR	267,920	USD	JPMorgan	12/06/2023	—	(4,231)
1,125,000	GBP	1,245,428	CHF	JPMorgan	12/06/2023	2,270	—
4,709,666	GBP	5,400,000	EUR	JPMorgan	12/06/2023	—	(67,369)

30	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Forward foreign currency exchange contracts (continued)

Currency to be sold		Currency to be purchased		Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
125,000	GBP	23,144,664	JPY	JPMorgan	12/06/2023	—	(1,648)
62,500	GBP	77,415	USD	JPMorgan	12/06/2023	—	(1,490)
8,919,982	ILS	2,300,000	USD	JPMorgan	12/06/2023	—	(91,124)
656,099,428	JPY	6,800,000	AUD	JPMorgan	12/06/2023	66,574	—
21,826,134	JPY	200,000	CAD	JPMorgan	12/06/2023	129	—
722,141,726	JPY	6,600,000	CAD	JPMorgan	12/06/2023	—	(8,416)
588,588,350	JPY	3,500,000	CHF	JPMorgan	12/06/2023	26,446	—
600,671,209	JPY	3,700,000	EUR	JPMorgan	12/06/2023	—	(25,013)
488,428,553	JPY	2,625,000	GBP	JPMorgan	12/06/2023	18,469	—
187,245,598	JPY	1,000,000	GBP	JPMorgan	12/06/2023	—	(909)
710,729,680	JPY	8,000,000	NZD	JPMorgan	12/06/2023	131,013	—
775,000,000	JPY	5,126,640	USD	JPMorgan	12/06/2023	—	(102,446)
5,326,772,400	KRW	4,000,000	USD	JPMorgan	12/06/2023	—	(127,077)
1,000,000	MXN	57,910	USD	JPMorgan	12/06/2023	354	—
2,000,000	MXN	115,022	USD	JPMorgan	12/06/2023	—	(91)
40,211,078	NOK	3,375,000	EUR	JPMorgan	12/06/2023	—	(42,575)
32,000,000	NOK	31,236,397	SEK	JPMorgan	12/06/2023	16,434	—
31,069,153	NOK	2,800,000	USD	JPMorgan	12/06/2023	—	(71,651)
6,300,000	NZD	3,701,407	USD	JPMorgan	12/06/2023	—	(178,175)
74,158,354	SEK	6,375,000	EUR	JPMorgan	12/06/2023	—	(121,004)
969,610	SEK	1,000,000	NOK	JPMorgan	12/06/2023	108	—
32,519,886	SEK	3,000,000	USD	JPMorgan	12/06/2023	—	(96,327)
269,357	SGD	200,000	USD	JPMorgan	12/06/2023	—	(1,378)
81,781,506	TRY	2,800,000	USD	JPMorgan	12/06/2023	—	(27,030)
145,464	USD	200,000	CAD	JPMorgan	12/06/2023	1,931	—
4,168,437	USD	3,750,000	CHF	JPMorgan	12/06/2023	114,892	—
1,900,000	USD	13,682,052	CNH	JPMorgan	12/06/2023	14,913	—
4,368,352	USD	4,000,000	EUR	JPMorgan	12/06/2023	—	(13,930)
307,286	USD	250,000	GBP	JPMorgan	12/06/2023	8,333	—
2,200,000	USD	777,629,908	HUF	JPMorgan	12/06/2023	26,704	—
100,000	USD	372,111	ILS	JPMorgan	12/06/2023	—	(251)
3,999,992	USD	5,264,659,125	KRW	JPMorgan	12/06/2023	78,961	—
2,978,527	USD	52,000,000	MXN	JPMorgan	12/06/2023	14,415	—
100,000	USD	1,069,407	NOK	JPMorgan	12/06/2023	—	(1,157)
2,900,000	USD	11,956,593	PLN	JPMorgan	12/06/2023	88,246	—
900,000	USD	3,579,342	PLN	JPMorgan	12/06/2023	—	(5,434)
2,700,000	USD	28,319,911	SEK	JPMorgan	12/06/2023	—	(3,567)
8,200,000	USD	11,096,964	SGD	JPMorgan	12/06/2023	96,375	—
2,800,000	USD	81,418,199	TRY	JPMorgan	12/06/2023	14,472	—
43,082,134	ZAR	2,300,000	USD	JPMorgan	12/06/2023	15,042	—
16,651,200	INR	200,000	USD	JPMorgan	12/07/2023	338	—
5,264,426,000	KRW	4,000,000	USD	JPMorgan	12/07/2023	—	(77,914)
200,000	USD	16,663,437	INR	JPMorgan	12/07/2023	—	(191)
3,999,992	USD	5,275,687,980	KRW	JPMorgan	12/07/2023	86,646	—
66,598,400	INR	800,000	USD	JPMorgan	12/08/2023	1,438	—
4,667,486,420	KRW	3,600,007	USD	JPMorgan	12/08/2023	—	(14,751)
599,999	USD	50,048,511	INR	JPMorgan	12/08/2023	118	—
200,000	USD	16,657,111	INR	JPMorgan	12/08/2023	—	(269)
3,599,993	USD	4,699,854,070	KRW	JPMorgan	12/08/2023	39,833	—
356,120,024	CLP	400,000	USD	JPMorgan	12/11/2023	—	(8,114)
399,999	USD	352,301,589	CLP	JPMorgan	12/11/2023	3,739	—
263,482,500	CLP	300,000	USD	JPMorgan	12/15/2023	—	(1,862)
299,999	USD	262,258,655	CLP	JPMorgan	12/15/2023	461	—
796,404,223	COP	200,000	USD	JPMorgan	12/18/2023	2,337	—
24,944,550	INR	300,000	USD	JPMorgan	12/18/2023	935	—
133,750,457	INR	1,604,282	USD	JPMorgan	12/18/2023	720	—
382,675,738	INR	4,587,844	USD	JPMorgan	12/18/2023	—	(136)
4,697,702,136	KRW	3,600,000	USD	JPMorgan	12/18/2023	—	(30,539)

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Forward foreign currency exchange contracts (continued)

Currency to be sold		Currency to be purchased		Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,336,321	TWD	2,800,000	USD	JPMorgan	12/18/2023	—	(61,367)
200,000	USD	797,566,507	COP	JPMorgan	12/18/2023	—	(2,048)
6,492,111	USD	539,523,758	INR	JPMorgan	12/18/2023	—	(23,647)
3,599,993	USD	4,668,475,693	KRW	JPMorgan	12/18/2023	7,959	—
1,694,253	USD	54,034,392	TWD	JPMorgan	12/18/2023	36,423	—
1,105,741	USD	34,403,179	TWD	JPMorgan	12/18/2023	—	(3,836)
408,959,111	COP	100,000	USD	JPMorgan	12/20/2023	—	(1,454)
396,220,125	INR	4,757,925	USD	JPMorgan	12/20/2023	7,677	—
1,567,929,326	KRW	1,200,002	USD	JPMorgan	12/20/2023	—	(11,237)
51,010,033	TWD	1,605,943	USD	JPMorgan	12/20/2023	—	(28,003)
1,199,998	USD	1,544,447,489	KRW	JPMorgan	12/20/2023	—	(6,898)
1,605,936	USD	49,969,115	TWD	JPMorgan	12/20/2023	—	(5,333)
10,826,096	INR	129,928	USD	JPMorgan	12/21/2023	137	—
13,947,967	TWD	448,276	USD	JPMorgan	12/21/2023	1,478	—
448,274	USD	14,155,542	TWD	JPMorgan	12/21/2023	5,173	—
6,325,216	TWD	203,320	USD	JPMorgan	12/22/2023	695	—
203,320	USD	6,368,960	TWD	JPMorgan	12/22/2023	707	—
660,038,383	INR	7,912,156	USD	JPMorgan	12/26/2023	—	(393)
1,544,100,708	KRW	1,200,000	USD	JPMorgan	12/26/2023	8,671	—
49,924,934	TWD	1,605,940	USD	JPMorgan	12/26/2023	6,347	—
200,000	USD	175,551,899	CLP	JPMorgan	12/26/2023	961	—
1,499,997	USD	1,939,538,617	KRW	JPMorgan	12/26/2023	—	(3,573)
399,999	USD	12,575,331	TWD	JPMorgan	12/26/2023	2,914	—
260,087	USD	8,094,606	TWD	JPMorgan	12/26/2023	—	(737)
945,851	USD	29,392,658	TWD	JPMorgan	12/26/2023	—	(4,112)
87,785,606	CLP	100,000	USD	JPMorgan	12/28/2023	—	(476)
200,000	USD	798,440,000	COP	JPMorgan	12/28/2023	—	(2,297)
262,599,000	CLP	300,000	USD	JPMorgan	12/29/2023	—	(540)
50,076,900	INR	600,000	USD	JPMorgan	12/29/2023	—	(300)
43,410,113	TWD	1,400,000	USD	JPMorgan	01/04/2024	8,450	—
84,124,267	TRY	2,800,000	USD	JPMorgan	01/10/2024	—	(17,081)
110,000	CAD	11,909,934	JPY	JPMorgan	01/17/2024	—	(192)
287,229	CAD	214,268	USD	JPMorgan	01/17/2024	2,439	—
303,847	EUR	3,525,843	NOK	JPMorgan	01/17/2024	—	(5,115)
26,463,448	MXN	1,501,333	USD	JPMorgan	01/17/2024	—	(10,996)
19,998,037	NOK	1,722,694	EUR	JPMorgan	01/17/2024	28,274	—
2,197,203	USD	3,018,256	CAD	JPMorgan	01/17/2024	28,733	—
4,189,122	USD	3,930,814	EUR	JPMorgan	01/17/2024	98,458	—
388,035	AUD	420,252	NZD	Morgan Stanley	01/17/2024	2,068	—
1,377,326	AUD	912,875	USD	Morgan Stanley	01/17/2024	1,471	—
411,371	CAD	304,783	USD	Morgan Stanley	01/17/2024	1,400	—
1,697,837	CAD	1,244,411	USD	Morgan Stanley	01/17/2024	—	(7,728)
607,693	EUR	7,024,514	NOK	Morgan Stanley	01/17/2024	—	(12,745)
2,974,317	EUR	3,166,914	USD	Morgan Stanley	01/17/2024	—	(77,356)
29,071,043	JPY	198,559	USD	Morgan Stanley	01/17/2024	1,011	—
9,652,031	MXN	553,125	USD	Morgan Stanley	01/17/2024	1,532	—
4,305,640	NOK	373,524	EUR	Morgan Stanley	01/17/2024	8,948	—
736,542	NZD	456,386	USD	Morgan Stanley	01/17/2024	2,740	—
17,632	NZD	10,425	USD	Morgan Stanley	01/17/2024	—	(434)
2,040,594	SGD	1,501,901	USD	Morgan Stanley	01/17/2024	—	(26,842)
975,090	USD	1,518,941	AUD	Morgan Stanley	01/17/2024	30,024	—
1,708,389	USD	2,335,752	CAD	Morgan Stanley	01/17/2024	14,206	—
198,930	USD	29,314,720	JPY	Morgan Stanley	01/17/2024	274	—
837,500	USD	120,686,413	JPY	Morgan Stanley	01/17/2024	—	(17,393)
386,715	USD	652,995	NZD	Morgan Stanley	01/17/2024	15,473	—
1,321,864	USD	1,803,176	SGD	Morgan Stanley	01/17/2024	29,013	—
1,103,621	USD	1,472,738	SGD	Morgan Stanley	01/17/2024	—	(296)
219,591	NZD	130,351	USD	National Australia Bank	01/17/2024	—	(4,898)

32	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Forward foreign currency exchange contracts (continued)

Currency to be sold		Currency to be purchased		Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
646,725	AUD	700,733	NZD	RBC Capital Markets	01/17/2024	3,640	—
243,652	AUD	154,930	USD	RBC Capital Markets	01/17/2024	—	(6,300)
1,100,000	CAD	117,217,078	JPY	RBC Capital Markets	01/17/2024	—	(14,708)
2,563,039	CAD	1,896,684	USD	RBC Capital Markets	01/17/2024	6,467	—
2,796,517	CAD	2,053,848	USD	RBC Capital Markets	01/17/2024	—	(8,557)
5,356,325	NOK	474,990	EUR	RBC Capital Markets	01/17/2024	22,385	—
9,232,426	NOK	866,947	USD	RBC Capital Markets	01/17/2024	12,507	—
547,285	USD	749,036	CAD	RBC Capital Markets	01/17/2024	5,122	—
148,152	AUD	97,320	USD	Standard Chartered	01/17/2024	—	(715)
1,186,630	NZD	1,109,000	AUD	Standard Chartered	01/17/2024	2,985	—
1,146,250	USD	1,077,500	EUR	Standard Chartered	01/17/2024	29,045	—
837,128	USD	124,189,619	JPY	Standard Chartered	01/17/2024	6,785	—
180,527	CAD	110,000	GBP	State Street	01/17/2024	5,788	—
825,791	CAD	609,420	USD	State Street	01/17/2024	407	—
563,751	CAD	410,361	USD	State Street	01/17/2024	—	(5,400)
792,505	CNH	111,500	USD	State Street	01/17/2024	212	—
150,000	EUR	223,503	CAD	State Street	01/17/2024	1,218	—
4,202,303	EUR	4,501,523	USD	State Street	01/17/2024	—	(82,186)
4,986,771	MXN	288,326	USD	State Street	01/17/2024	3,343	—
3,917,252	MXN	220,114	USD	State Street	01/17/2024	—	(3,749)
991,403	SGD	743,253	USD	State Street	01/17/2024	528	—
6,875,560	SGD	5,077,161	USD	State Street	01/17/2024	—	(73,771)
3,353,092	USD	4,587,137	CAD	State Street	01/17/2024	29,879	—
110,000	USD	147,727	CAD	State Street	01/17/2024	—	(1,053)
1,146,013	USD	1,077,500	EUR	State Street	01/17/2024	29,283	—
550,625	USD	82,176,376	JPY	State Street	01/17/2024	7,793	—
441,364	USD	7,882,596	MXN	State Street	01/17/2024	9,110	—
1,392,069	USD	1,893,224	SGD	State Street	01/17/2024	26,268	—
735,747	USD	980,159	SGD	State Street	01/17/2024	—	(1,446)
182,810	EUR	196,518	USD	TD Securities	01/17/2024	—	(2,884)
707,948	CAD	525,931	USD	UBS	01/17/2024	3,825	—
320,173	EUR	3,840,515	NOK	UBS	01/17/2024	6,199	—
7,612,868	NOK	640,342	EUR	UBS	01/17/2024	—	(6,094)
1,008,995	SGD	742,103	USD	UBS	01/17/2024	—	(13,801)
961,462	USD	1,327,446	CAD	UBS	01/17/2024	17,517	—
1,562,698	USD	1,478,969	EUR	UBS	01/17/2024	50,504	—
198,930	USD	29,257,289	JPY	UBS	01/17/2024	—	(117)
440,227	USD	8,015,218	MXN	UBS	01/17/2024	17,825	—

Total						2,041,434	(2,814,606)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Copper	2	02/2024	USD	423,225	3,682	—
3-Month Euro Euribor	2	12/2024	EUR	485,600	1,015	—
3-Month Euro Euribor	1	03/2027	EUR	243,588	180	—
3-Month Lead	2	02/2024	USD	106,150	—	(4,493)
3-Month SONIA	65	06/2024	GBP	15,406,625	—	(8,755)
3-Month Zinc	2	02/2024	USD	123,775	—	(3,061)
Australian Dollar	7	12/2023	USD	462,840	1,172	—
Brazilian Real	1	12/2023	USD	20,255	32	—
Brazilian Real	1	12/2023	USD	20,255	—	(206)
Brazilian Real	24	12/2023	USD	486,120	—	(1,382)
Brent Crude	7	12/2023	USD	566,020	2,347	—
Brent Crude	2	10/2024	USD	155,600	—	(8,842)
British Pound	1	12/2023	USD	78,906	—	(395)
British Pound	58	12/2023	USD	4,576,563	—	(13,413)

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	15	12/2023	EUR	1,097,250	9,413	—
CAC40 Index	8	12/2023	EUR	585,200	4,438	—
Canadian Dollar	1	12/2023	USD	73,725	894	—
Cocoa	31	03/2024	USD	1,325,870	77,525	—
Cocoa	5	03/2024	USD	213,850	14,279	—
Cocoa	2	03/2024	GBP	71,160	5,806	—
Cocoa	2	05/2024	USD	84,840	5,616	—
Cocoa	1	05/2024	GBP	34,350	2,837	—
Coffee	7	03/2024	USD	484,838	32,567	—
Coffee	4	03/2024	USD	277,050	20,766	—
Coffee	2	05/2024	USD	135,563	7,758	—
Copper	2	03/2024	USD	192,525	1,984	—
Crude Palm Oil	1	01/2024	MYR	96,125	—	(268)
Crude Palm Oil	7	02/2024	MYR	681,625	—	(1,198)
Crude Palm Oil	2	03/2024	MYR	195,950	—	(203)
DAX Index	7	12/2023	EUR	2,845,325	41,685	—
DAX Index	3	12/2023	EUR	1,219,425	19,527	—
DJIA Index E-mini	25	12/2023	USD	4,501,250	79,825	—
DJIA Index E-mini	14	12/2023	USD	2,520,700	57,785	—
DJIA Micro E-mini	1	12/2023	USD	18,005	431	—
Euro FX	1	12/2023	USD	68,106	—	(157)
Euro FX	2	12/2023	USD	272,425	—	(2,196)
Euro FX	20	12/2023	USD	2,724,250	—	(21,023)
Euro STOXX 50 Index	41	12/2023	EUR	1,800,310	66,114	—
Euro STOXX 50 Index	45	12/2023	EUR	1,975,950	12,626	—
Euro STOXX 50 Index	1	12/2023	EUR	39,870	63	—
Euro STOXX Banks Index	34	12/2023	EUR	198,050	8,054	—
Euro-BTP	17	12/2023	EUR	1,954,490	10,710	—
Euro-BTP	3	12/2023	EUR	344,910	—	(1,601)
Euro-Bund	1	12/2023	EUR	132,290	1,354	—
FCOJ-A	7	01/2024	USD	421,050	9,742	—
FTSE 100 Index	1	12/2023	GBP	74,605	16	—
FTSE 100 Index	1	12/2023	GBP	74,605	—	(148)
FTSE Taiwan Index	27	12/2023	USD	1,620,270	10,279	—
FTSE Taiwan Index	12	12/2023	USD	720,120	1,565	—
FTSE/JSE Top 40 Index	1	12/2023	ZAR	699,350	—	(156)
FTSE/MIB Index	4	12/2023	EUR	595,720	22,028	—
FTSE/MIB Index	11	12/2023	EUR	1,638,230	20,882	—
FTSE/MIB Index Mini	2	12/2023	EUR	59,572	2,731	—
Gas Oil	10	01/2024	USD	786,500	—	(13,827)
Gas Oil	1	02/2024	USD	78,125	—	(1,076)
Gold	1	08/2024	JPY	9,651,000	1,436	—
Gold	6	10/2024	JPY	57,930,000	6,401	—
Gold 100 oz.	25	02/2024	USD	5,143,000	80,843	—
Gold 100 oz.	12	02/2024	USD	2,468,640	41,020	—
Gold 100 oz.	1	04/2024	USD	207,670	3,598	—
Gold E-micro	9	02/2024	USD	185,148	3,705	—
IBEX 35 Index	18	12/2023	EUR	1,812,726	49,055	—
IBEX 35 Index	6	12/2023	EUR	604,242	23,407	—
IBEX 35 Index Mini	2	12/2023	EUR	20,141	804	—
Industrials Select Sector Index E-mini	1	12/2023	USD	107,800	1,029	—
Japanese 10-Year Government Bond	6	12/2023	JPY	878,760,000	33,559	—
JPX-Nikkei Index 400	1	12/2023	JPY	2,144,000	36	—
KLCI Index	2	12/2023	MYR	145,100	8	—
KOSPI 200 Index Mini	1	12/2023	KRW	16,957,500	63	—
Live Cattle	7	02/2024	USD	481,110	—	(13,815)
Live Cattle	7	02/2024	USD	481,110	—	(17,711)
Live Cattle	2	04/2024	USD	139,540	—	(4,254)

34	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	2	06/2024	USD	136,160	—	(3,304)
Live Cattle	2	08/2024	USD	136,320	—	(3,774)
Lumber	3	01/2024	USD	43,313	—	(1,133)
Mexican Peso	87	12/2023	USD	2,495,595	17,543	—
Mexican Peso	2	12/2023	USD	57,370	478	—
Mexican Peso	75	12/2023	USD	2,151,375	—	(13,151)
MSCI EAFE Index	11	12/2023	USD	1,169,630	924	—
MSCI EAFE Index	3	12/2023	USD	318,990	658	—
MSCI EAFE Index	3	12/2023	USD	318,990	—	(418)
NASDAQ 100 Index E-mini	5	12/2023	USD	1,598,550	14,338	—
NASDAQ 100 Index E-mini	9	12/2023	USD	2,877,390	12,702	—
NASDAQ 100 Index E-mini	7	12/2023	USD	2,237,970	—	(1,995)
NASDAQ 100 Index Micro E-mini	1	12/2023	USD	31,971	2,161	—
Nikkei 225 Index	4	12/2023	JPY	66,950,000	17,441	—
Nikkei 225 Index	1	12/2023	USD	167,725	14,648	—
Nikkei 225 Index	2	12/2023	JPY	67,000,000	3,910	—
Nikkei 225 Index	2	12/2023	JPY	67,000,000	1,047	—
Nikkei 225 Index	10	12/2023	JPY	335,000,000	—	(7,351)
Nikkei 225 Index Mini	21	12/2023	JPY	70,350,000	14,851	—
NY Harbor ULSD Heat Oil	1	12/2023	USD	115,676	2,753	—
NY Harbor ULSD Heat Oil	4	12/2023	USD	462,706	—	(4,157)
OMXS30 Index	32	12/2023	SEK	7,152,000	4,311	—
OMXS30 Index	22	12/2023	SEK	4,917,000	1,244	—
Platinum	2	10/2024	JPY	4,358,000	383	—
RBOB Gasoline	1	12/2023	USD	91,384	—	(69)
RBOB Gasoline	1	12/2023	USD	91,384	—	(917)
RBOB Gasoline	1	01/2024	USD	91,468	—	(1,266)
Robusta Coffee	2	03/2024	USD	50,920	968	—
Robusta Coffee	2	05/2024	USD	50,060	748	—
Rough Rice	4	01/2024	USD	138,760	2,151	—
Rubber	1	05/2024	JPY	1,315,000	—	(261)
S&P 500 Index E-mini	15	12/2023	USD	3,432,563	83,291	—
S&P 500 Index E-mini	28	12/2023	USD	6,407,450	26,840	—
S&P 500 Index Micro E-mini	1	12/2023	USD	22,884	802	—
S&P/TSX 60 Index	1	12/2023	CAD	243,980	1,574	—
SGX TSI Iron Ore China 62%	49	01/2024	USD	634,942	27,235	—
SGX TSI Iron Ore China 62%	49	01/2024	USD	634,942	5,417	—
Short Term Euro-BTP	13	12/2023	EUR	1,369,290	375	—
Silver	3	03/2024	USD	384,900	6,020	—
Silver	2	03/2024	USD	256,600	2,414	—
Soybean	15	01/2024	USD	1,007,063	—	(16,971)
Soybean	5	03/2024	USD	340,563	—	(3,999)
Soybean	17	03/2024	USD	1,157,913	—	(30,702)
Soybean	2	05/2024	USD	137,525	—	(54)
Soybean	14	11/2024	USD	905,800	—	(1,706)
Soybean Meal	9	01/2024	USD	381,600	—	(15,500)
Soybean Meal	5	03/2024	USD	207,100	—	(5,761)
Soybean Meal	36	03/2024	USD	1,491,120	—	(43,084)
STOXX Europe 600 Bank Index	2	12/2023	EUR	16,335	—	(14)
STOXX Europe 600 Index	18	12/2023	EUR	415,890	5,049	—
STOXX Europe 600 Index	3	12/2023	EUR	69,315	456	—
Sugar #11	8	02/2024	USD	233,318	—	(9,179)
Sugar #11	59	02/2024	USD	1,720,723	—	(94,472)
Sugar #11	3	04/2024	USD	84,134	—	(2,224)
Sugar #11	1	06/2024	USD	27,149	—	(249)
Sugar #11	1	09/2024	USD	26,813	—	(237)
Swedish Krona	9	12/2023	USD	1,717,380	—	(11,066)
Swiss Franc	15	12/2023	USD	2,145,750	—	(237)

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Franc	1	12/2023	USD	143,050	—	(895)
Technology Select Sector Index E-mini	1	12/2023	USD	186,740	9,089	—
TOPIX Index	17	12/2023	JPY	403,920,000	27,551	—
TOPIX Index	5	12/2023	JPY	118,800,000	1,680	—
TOPIX Index	14	12/2023	JPY	332,640,000	—	(13,149)
TOPIX Index Mini	7	12/2023	JPY	16,632,000	401	—
U.S. Dollar Index	2	12/2023	USD	206,856	—	(927)
U.S. Treasury 2-Year Note	226	03/2024	USD	46,208,172	126,580	—
U.S. Treasury 5-Year Note	271	03/2024	USD	28,956,774	133,968	—
White Sugar #5	1	02/2024	USD	35,855	—	(621)
White Sugar #5	1	04/2024	USD	34,945	—	(1,196)
WIG 20 Index	21	12/2023	PLN	932,820	11,627	—
WTI Crude	2	01/2024	USD	152,100	—	(313)
WTI Crude	1	03/2024	USD	75,850	—	(2,322)
Yen Denominated Nikkei 225 Index	6	12/2023	JPY	100,620,000	37,888	—

Total					1,424,208	(410,854)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
1-Month SOFR	(2)	04/2024	USD	(789,772)	—	(420)
30-Day Fed Funds	(1)	07/2024	USD	(396,323)	270	—
3-Month Aluminum	(4)	02/2024	USD	(219,300)	1,013	—
3-Month Euro Euribor	(12)	03/2024	EUR	(2,886,900)	6,966	—
3-Month Euro Euribor	(98)	03/2024	EUR	(23,576,350)	—	(31,293)
3-Month Euro Euribor	(4)	06/2025	EUR	(974,450)	—	(5,499)
3-Month Euro Euribor	(2)	12/2026	EUR	(487,300)	—	(825)
3-Month Nickel	(1)	02/2024	USD	(99,870)	624	—
3-Month SOFR	(53)	06/2024	USD	(12,563,650)	—	(18,871)
3-Month SOFR	(42)	09/2024	USD	(9,988,650)	—	(9,121)
3-Month SOFR	(1)	12/2024	USD	(238,675)	—	(489)
90-Day AUD Bank Bill	(20)	03/2024	AUD	(19,781,965)	—	(2,560)
90-Day AUD Bank Bill	(3)	12/2024	AUD	(2,968,453)	92	—
Australian 10-Year Bond	(26)	12/2023	AUD	(2,929,150)	5,230	—
Australian 10-Year Bond	(95)	12/2023	AUD	(10,702,665)	—	(101,937)
Australian 3-Year Bond	(12)	12/2023	AUD	(1,266,523)	546	—
Australian 3-Year Bond	(121)	12/2023	AUD	(12,770,770)	—	(51,567)
Australian Dollar	(34)	12/2023	USD	(2,248,080)	—	(51,825)
Banker’s Acceptance	(2)	06/2024	CAD	(475,575)	1,841	—
Canadian Dollar	(89)	12/2023	USD	(6,561,525)	—	(54,811)
Canadian Government 10-Year Bond	(34)	03/2024	CAD	(4,071,840)	—	(24,018)
Canadian Government 10-Year Bond	(33)	03/2024	CAD	(3,952,080)	—	(33,515)
Canola	(3)	01/2024	CAD	(42,018)	50	—
Canola	(1)	03/2024	CAD	(14,108)	148	—
Class III Milk	(4)	01/2024	USD	(128,800)	3,071	—
Consumer Staples Select Sector Index E-mini	(3)	12/2023	USD	(213,510)	—	(2,973)
Copper	(11)	03/2024	USD	(1,058,888)	—	(9,207)
Copper	(1)	05/2024	USD	(96,838)	—	(1,252)
Corn	(64)	03/2024	USD	(1,544,800)	18,762	—
Corn	(32)	03/2024	USD	(772,400)	6,705	—
Corn	(23)	03/2024	USD	(555,163)	—	(2,893)
Corn	(9)	05/2024	USD	(222,750)	2,843	—
Corn	(2)	07/2024	USD	(50,425)	583	—
Corn	(24)	12/2024	USD	(614,700)	—	(1,490)
Cotton	(2)	03/2024	USD	(80,060)	1,230	—
Cotton	(2)	03/2024	USD	(80,060)	319	—
Cotton	(8)	03/2024	USD	(320,240)	—	(3,683)

36	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cotton	(1)	05/2024	USD	(40,350)	588	—
Crude Oil E-mini	(1)	12/2023	USD	(37,980)	—	(106)
DAX Index Mini	(1)	12/2023	EUR	(81,295)	—	(1,407)
ECX Emissions EUA	(17)	12/2024	EUR	(1,258,340)	97,952	—
Energy Select Sector Index E-mini	(1)	12/2023	USD	(88,440)	—	(1,691)
Euro STOXX 50 Volatility Index Mini	(2)	12/2023	EUR	(2,890)	212	—
Euro-Bobl	(23)	12/2023	EUR	(2,702,500)	—	(38,983)
Euro-Bobl	(62)	12/2023	EUR	(7,285,000)	—	(103,435)
Euro-BTP	(1)	12/2023	EUR	(114,970)	—	(1,695)
Euro-Bund	(11)	12/2023	EUR	(1,455,190)	—	(41,343)
Euro-Bund	(34)	12/2023	EUR	(4,497,860)	—	(120,069)
Euro-Buxl 30-Year	(3)	12/2023	EUR	(390,300)	—	(18,826)
Euro-Buxl 30-Year	(8)	12/2023	EUR	(1,040,800)	—	(41,876)
Euro-OAT	(10)	12/2023	EUR	(1,271,100)	—	(37,388)
Euro-OAT	(37)	12/2023	EUR	(4,703,070)	—	(133,652)
Euro-Schatz	(127)	12/2023	EUR	(13,383,895)	—	(39,869)
Euro-Schatz	(211)	12/2023	EUR	(22,236,235)	—	(86,530)
Feeder Cattle	(5)	01/2024	USD	(549,875)	7,001	—
FTSE China A50 Index	(63)	12/2023	USD	(740,880)	2,349	—
FTSE China A50 Index	(62)	12/2023	USD	(729,120)	1,343	—
FTSE China A50 Index	(126)	12/2023	USD	(1,481,760)	—	(3,541)
FTSE/JSE Top 40 Index	(1)	12/2023	ZAR	(699,350)	—	(2,737)
Indian Rupee	(46)	12/2023	USD	(1,102,620)	155	—
Indian Rupee	(2)	12/2023	USD	(47,940)	—	(10)
Japanese Yen	(113)	12/2023	USD	(9,553,444)	208,311	—
Japanese Yen	(1)	12/2023	USD	(84,544)	—	(995)
Korea 3-Year Bond	(163)	12/2023	KRW	(16,947,110,000)	—	(40,391)
Lean Hogs	(2)	02/2024	USD	(57,180)	826	—
Lean Hogs	(8)	02/2024	USD	(228,720)	—	(4,485)
Lean Hogs	(8)	02/2024	USD	(228,720)	—	(5,728)
Lean Hogs	(1)	04/2024	USD	(30,940)	—	(572)
Lean Hogs	(1)	06/2024	USD	(37,000)	—	(872)
Long Gilt	(11)	03/2024	GBP	(1,063,480)	—	(15,165)
Long Gilt	(34)	03/2024	GBP	(3,287,120)	—	(46,365)
Maize	(2)	03/2024	EUR	(19,925)	663	—
Materials Select Sector Index E-mini	(1)	12/2023	USD	(87,280)	—	(3,111)
Milling Wheat	(15)	03/2024	EUR	(169,688)	7,859	—
Milling Wheat	(5)	05/2024	EUR	(57,688)	1,011	—
MSCI Emerging Markets Index	(21)	12/2023	USD	(1,036,455)	53	—
MSCI Emerging Markets Index	(10)	12/2023	USD	(493,550)	—	(33,313)
MSCI Singapore Index	(26)	12/2023	SGD	(704,080)	2,043	—
MSCI Singapore Index	(1)	12/2023	SGD	(27,080)	9	—
MSCI Singapore Index	(9)	12/2023	SGD	(243,720)	—	(22)
MSCI Singapore Index	(5)	12/2023	SGD	(135,400)	—	(23)
Natural Gas	(54)	12/2023	USD	(1,513,080)	111,787	—
Natural Gas	(13)	12/2023	USD	(364,260)	62,309	—
Natural Gas	(5)	12/2023	GBP	(166,052)	29,721	—
Natural Gas	(9)	01/2024	USD	(248,670)	29,566	—
Natural Gas	(2)	02/2024	USD	(52,740)	3,547	—
Natural Gas	(6)	09/2024	USD	(184,320)	5,410	—
Natural Gas E-mini	(3)	12/2023	USD	(21,015)	408	—
New Zealand Dollar	(33)	12/2023	USD	(2,032,965)	—	(84,443)
Nickel	(5)	03/2024	USD	(501,270)	15,422	—
Norwegian Krone	(9)	12/2023	USD	(1,667,340)	—	(52,404)
NY Harbor ULSD Heat Oil	(1)	02/2024	USD	(112,384)	—	(2,140)
NY Harbor ULSD Heat Oil	(1)	03/2024	USD	(110,494)	—	(2,308)
Oat	(1)	03/2024	USD	(18,500)	—	(52)
Palladium	(3)	03/2024	USD	(306,120)	18,146	—

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Palladium	(2)	03/2024	USD	(204,080)	9,577	—
Platinum	(1)	01/2024	USD	(46,795)	27	—
Platinum	(1)	01/2024	USD	(46,795)	—	(2,727)
Platinum	(4)	01/2024	USD	(187,180)	—	(8,144)
Primary Aluminum	(12)	03/2024	USD	(660,375)	8,320	—
Rapeseed	(1)	01/2024	EUR	(22,538)	—	(553)
RBOB Gasoline	(1)	03/2024	USD	(100,073)	—	(2,925)
Real Estate Select Sector Index E-mini	(1)	12/2023	USD	(45,525)	—	(3,664)
Russell 2000 Index E-mini	(1)	12/2023	USD	(90,610)	229	—
Russell 2000 Index E-mini	(13)	12/2023	USD	(1,177,930)	—	(55,773)
S&P Mid 400 Index E-mini	(2)	12/2023	USD	(513,520)	—	(1,953)
S&P/TSX 60 Index	(1)	12/2023	CAD	(243,980)	—	(100)
Short Term Euro-BTP	(40)	12/2023	EUR	(4,213,200)	—	(38,982)
South African Rand	(21)	12/2023	USD	(555,975)	1,441	—
South African Rand	(11)	12/2023	USD	(291,225)	—	(4,077)
Soybean Oil	(1)	01/2024	USD	(31,356)	—	(578)
Soybean Oil	(1)	03/2024	USD	(31,230)	202	—
Soybean Oil	(22)	03/2024	USD	(687,060)	—	(28,213)
Soybean Oil	(2)	05/2024	USD	(62,376)	380	—
Soybean Oil	(3)	12/2024	USD	(90,666)	—	(985)
SPI 200 Index	(10)	12/2023	AUD	(1,773,500)	—	(16,022)
SPI 200 Index	(6)	12/2023	AUD	(1,064,100)	—	(27,754)
Thai SET50 Index	(130)	12/2023	THB	(22,141,600)	29,651	—
U.S. Long Bond	(23)	03/2024	USD	(2,678,063)	—	(13,624)
U.S. Long Bond	(26)	03/2024	USD	(3,027,375)	—	(22,140)
U.S. Long Bond	(15)	03/2024	USD	(1,746,563)	—	(23,300)
U.S. Treasury 10-Year Note	(60)	03/2024	USD	(6,587,813)	—	(35,925)
U.S. Treasury 10-Year Note	(79)	03/2024	USD	(8,673,953)	—	(66,142)
U.S. Treasury 2-Year Note	(3)	03/2024	USD	(613,383)	—	(1,191)
U.S. Treasury 2-Year Note	(95)	03/2024	USD	(19,423,789)	—	(60,588)
U.S. Treasury 2-Year Note	(124)	03/2024	USD	(25,353,156)	—	(81,126)
U.S. Treasury 5-Year Note	(73)	03/2024	USD	(7,800,164)	—	(45,704)
U.S. Treasury 5-Year Note	(81)	03/2024	USD	(8,654,977)	—	(47,091)
U.S. Treasury Ultra 10-Year Note	(33)	03/2024	USD	(3,746,016)	—	(24,155)
U.S. Treasury Ultra 10-Year Note	(42)	03/2024	USD	(4,767,656)	—	(35,883)
U.S. Treasury Ultra 10-Year Note	(128)	03/2024	USD	(14,530,000)	—	(79,712)
U.S. Treasury Ultra Bond	(4)	03/2024	USD	(492,000)	—	(2,653)
U.S. Treasury Ultra Bond	(22)	03/2024	USD	(2,706,000)	—	(35,991)
U.S. Treasury Ultra Bond	(49)	03/2024	USD	(6,027,000)	—	(81,772)
Volatility Index	(2)	12/2023	USD	(27,516)	4,054	—
Volatility Index Mini	(1)	12/2023	USD	(1,376)	71	—
Wheat	(5)	03/2024	USD	(160,750)	2,363	—
Wheat	(21)	03/2024	USD	(627,900)	—	(2,384)
Wheat	(10)	03/2024	USD	(321,500)	—	(2,968)
Wheat	(25)	03/2024	USD	(747,500)	—	(20,592)
Wheat	(2)	05/2024	USD	(61,275)	—	(942)
Wheat	(13)	12/2024	USD	(425,588)	—	(9,891)
WTI Crude	(2)	12/2023	USD	(151,920)	—	(2,632)
WTI Crude	(1)	12/2023	USD	(75,960)	—	(732)
WTI Crude	(1)	01/2024	USD	(76,050)	2,589	—
Zinc	(1)	03/2024	USD	(61,944)	1,567	—

Total					717,455	(2,263,384)

38	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Cleared interest rate swap contracts

Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	808,000	41,621	—	—	41,621	—

Reference index and values for swap contracts as of period end

Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.330%

Notes to Consolidated Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $105,681,986, which represents 24.66% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $905,309, which represents 0.21% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2023.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Perpetual security with no specified maturity date.
(n)	Represents a security in default.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Represents a security purchased on a forward commitment basis.
(q)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $455,308, which represents 0.11% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	27,197
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	87,368
Amryt Pharma PLC ADR, CVR	01/09/2023	225,430	4,466	3,832
Amryt Pharma PLC ADR, CVR	01/09/2023	225,430	4,466	5,749
Cincor Pharma, Inc.	01/09/2023-02/23/2023	44,405	135,473	146,217
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	68,722
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,179	116,223

			389,969	455,308

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Notes to Consolidated Portfolio of Investments (continued)

(r)

The stated interest rate represents the weighted average interest rate at November 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(t)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	208,710,318	119,535,608	(184,004,921)	4,187	144,245,192	6,896	2,169,509	144,274,047

Abbreviation Legend

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

40	Multi-Manager Alternative Strategies Fund | First Quarter Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Alternative Strategies Fund, November 30, 2023 (Unaudited)

Currency Legend (continued)

PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Multi-Manager Alternative Strategies Fund | First Quarter Report 2023	41

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

1QT100_08_P01_(01/24)